                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                    811-7742

Exact name of registrant as specified in charter:      Voyageur Mutual Funds

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103


Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               August 31

Date of reporting period:                              February 28, 2005

Item 1. Reports to Stockholders

         The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund of the Registrant, information on which is included in the following shareholder reports.

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
FIXED INCOME                              A member of Lincoln Financial Group(R)




SEMIANNUAL REPORT   FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                    DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND






[LOGO]  POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                      1
------------------------------------------------------------------
SECTOR ALLOCATION                                                3
------------------------------------------------------------------
FINANCIAL STATEMENTS:

     Statements of Net Assets                                    4

     Statements of Operations                                    7

     Statements of Changes in Net Assets                         8

     Financial Highlights                                        9

     Notes to Financial Statements                              12
------------------------------------------------------------------



Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                 For the Period September 1, 2004 to February 28, 2005
  OF FUND EXPENSES




As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                                                       Expenses
                                                            Beginning      Ending                     Paid During
                                                             Account       Account     Annualized       Period
                                                             Value         Value        Expense        9/1/04 to
                                                             9/1/04        2/28/05       Ratio          2/28/04
--------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $1,037.40       0.84%          $4.24
Class B                                                     1,000.00      1,034.50       1.59%           8.02
Class C                                                     1,000.00      1,034.50       1.59%           8.02
--------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00     $1,020.63       0.84%          $4.21
Class B                                                     1,000.00      1,016.91       1.59%           7.95
Class C                                                     1,000.00      1,016.91       1.59%           7.95
--------------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                        As of February 28, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.


DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND


                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
--------------------------------------------------------------------------------
MUNICIPAL BONDS                                                93.30%
--------------------------------------------------------------------------------
Airline Revenue Bonds                                           1.22%
Airport Revenue Bonds                                           2.79%
City General Obligation Bonds                                   1.05%
Continuing Care/Retirement Revenue Bonds                       14.74%
Corporate Backed Revenue Bonds                                  4.60%
Higher Education Revenue Bonds                                  3.55%
Hospital Revenue Bonds                                         18.59%
Miscellaneous Revenue Bonds                                     1.42%
Multifamily Housing Revenue Bonds                              19.55%
Municipal Lease Revenue Bonds                                   3.66%
Political Subdivision General Obligation Bonds                  4.66%
Pre-Refunded Bonds                                              1.28%
Public Power Revenue Bonds                                      4.61%
Recreational Area Revenue Bonds                                 0.48%
School District General Obligation Bonds                        2.48%
Single Family Housing Revenue Bonds                             1.51%
State General Obligation Bonds                                  1.52%
Tax Increment / Special Assessment Bonds                        1.35%
Territorial General Obligation Bonds                            0.69%
Territorial Revenue Bonds                                       3.55%
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS                                          6.12%
--------------------------------------------------------------------------------
Money Market                                                    4.44%
Variable Rate Demand Notes                                      1.68%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.42%
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.58%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
--------------------------------------------------------------------------------

STATEMENTS                     DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
  OF NET ASSETS                                    February 28, 2005 (Unaudited)


                                                       Principal       Market
                                                        Amount          Value
MUNICIPAL BONDS - 93.30%
Airline Revenue Bonds - 1.22%
  Minneapolis/St. Paul Metropolitan Airports
    Commission Special Facilities Revenue
    (Northwest Airlines, Inc. Project)
    Series A 7.00% 4/1/25 (AMT)                      $ 1,000,000    $   911,020
                                                                    -----------
                                                                        911,020
                                                                    -----------
Airport Revenue Bonds - 2.79%
  Minneapolis/St. Paul Metropolitan Airports
    Commission Revenue Series A
    5.00% 1/1/28 (MBIA)                                2,000,000      2,083,460
                                                                    -----------
                                                                      2,083,460
                                                                    -----------
City General Obligation Bonds - 1.05%
  Moorhead Series B 5.00% 2/1/33 (MBIA)                  750,000        782,610
                                                                    -----------
                                                                        782,610
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 14.74%
  Buhl Nursing Home Revenue
    (Forest Health Services Project)
    Series A 6.75% 8/1/33                              1,000,000      1,022,200
  Detroit Lakes Housing & Refunding
    5.50% 8/1/21                                         500,000        504,405
  Minneapolis Health Care Facility Revenue
    (Jones-Harrison Residence Project)
    6.00% 10/1/27                                      1,000,000        961,600
  Minnesota Agriculture & Economic
    Development Board Revenue
    (Benedictine Health Systems)
    5.75% 2/1/29                                       1,000,000      1,006,120
  Moorhead Economic Development
    Authority Multifamily Revenue
    (Eventide Lutheran Home Project)
    Series B 6.00% 6/1/18                                870,000        871,566
  Northfield Health Care Facilities Revenue
    (Northfield Retirement Center Project)
    Series A 6.00% 5/1/28                              1,000,000        989,900
  Oakdale Elderly Housing Revenue
    (PHM/Oakdale, Inc. Project)
    6.00% 3/1/28                                       1,800,000      1,818,972
  Rochester Multifamily Revenue
    (Wedum Shorewood Campus Project)
    6.60% 6/1/36                                         990,000        992,277
  Shoreview Elderly Housing Revenue
    (PHM/Shoreview, Inc. Project)
    6.15% 12/1/33)                                     1,250,000      1,288,100
  Twin Valley Congregate Housing Revenue
    (Living Options, Inc. Project)
    5.95% 11/1/28                                      1,825,000      1,536,522
                                                                    -----------
                                                                     10,991,662
                                                                    -----------
Corporate Backed Revenue Bonds - 4.60%
  Cloquet Pollution Control Revenue
    (Potlatch Corp. Project) 5.90% 10/1/26             1,700,000      1,714,909
  International Falls Pollution Control Revenue
    (Boise Cascade Corp. Project)
    6.85% 12/1/29 (AMT)                                  500,000        535,330
  Red Wing Industrial Development Revenue
    (Kmart Corp. Project) 5.50% 7/1/08                   220,000        165,000
  Sartell Environmental Improvement Revenue
    (International Paper) Series A
    5.20% 6/1/27                                       1,000,000      1,012,300
                                                                    -----------
                                                                      3,427,539
                                                                    -----------

                                                       Principal       Market
                                                        Amount          Value
MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds - 3.55%
  Minnesota State Higher Education
    Facilities Authority
    (College of Art & Design Project)
    Series 5-D 6.75% 5/1/26                          $   500,000    $   544,765
    (St. Catherine College) Series 5-N1
    5.375% 10/1/32                                     2,000,000      2,104,180
                                                                    -----------
                                                                      2,648,945
                                                                    -----------
Hospital Revenue Bonds - 18.59%
  Bermidji Health Care Facilities
    First Meeting Revenue
    (North Country Health Services)
    5.00% 9/1/31 (RADIAN)                              2,500,000      2,575,674
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    Benedictine Health System
    (St. Mary's Hospital) 5.25% 2/15/33                2,250,000      2,312,280
  Minneapolis Health Care
    System Revenue
    (Allina Health Systems)
    Series A 5.75% 11/15/32                            2,000,000      2,124,560
    (Fairview Health Services)
    Series A 5.625% 5/15/32                            2,000,000      2,115,040
  Minneapolis/St. Paul
    Housing & Redevelopment Authority
    Health Care System
    (Health Partners Obligation Group)
    6.00% 12/1/17                                      1,125,000      1,242,180
  Shakopee Health Care Facilities Revenue
    (St. Francis Regional Medical Center)
    5.25% 9/1/34                                       1,000,000      1,023,290
  St. Louis Park Health Care Facilities Revenue
    (Park Nicollet Health Services)
    Series B 5.25% 7/1/30                              1,000,000      1,024,410
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (Health East Project)
    Series A 5.70% 11/1/15                               800,000        804,256
    Series B 5.85% 11/1/17                               250,000        252,230
    Series B 6.625% 11/1/17                              385,000        387,583
                                                                    -----------
                                                                     13,861,503
                                                                    -----------
Miscellaneous Revenue Bonds - 1.42%
  Minneapolis Community Development
    Agency Supported Series G-3
    5.45% 12/1/31                                      1,000,000      1,055,470
                                                                    -----------
                                                                      1,055,470
                                                                    -----------
Multifamily Housing Revenue Bonds - 19.55%
  Chanhassen Multifamily Housing Revenue
    (Heritage Park Project Section 8)
    6.20% 7/1/30) (FHA) (AMT)                            300,000        311,190
  Chaska Multifamily Housing Revenue
    (West Suburban Housing Partners Project)
    5.875% 3/1/31 (AMT)                                1,000,000        926,170
  Hutchinson Multifamily Housing Revenue
    (Evergreen Apartments Project-Section 8)
    5.75% 11/1/28                                      2,080,000      1,863,783
  Little Canada Multifamily Housing Revenue
    (Housing Alternative Development Co.
    Project) Series A 6.25% 12/1/27                    1,250,000      1,337,075

STATEMENTS                     DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
  OF NET ASSETS (CONTINUED)



                                                         Principal      Market
                                                          Amount         Value

MUNICIPAL BONDS (continued)
Multifamily Housing Revenue Bonds (continued)
  Minneapolis Multifamily Housing Revenue
    (Grant Street Apartments Project)
    Series A 7.25% 11/1/29                              $ 2,085,000  $ 1,982,813
    (Olson Townhomes Project)
    6.00% 12/1/19 (AMT)                                   1,615,000    1,590,775
    (Trinity Apartments-Section 8)
    Series A 6.75% 5/1/21                                   720,000      689,566
  Minnesota State Housing Finance Agency
    Series A 4.875% 8/1/24 (AMT)                            585,000      595,495
  St. Anthony Multifamily Housing Revenue
    (Chandler Place Project) Series A
    6.05% 11/20/16) (GNMA) (FHA)                            135,000      142,595
  St. Cloud Housing & Redevelopment
    Authority Revenue (Sterling Heights
    Apartments Project)
    7.55% 4/1/39 (AMT)                                      530,000      520,089
  St. Paul Housing & Redevelopment
    Authority Multifamily Housing Revenue
    (Grotto Housing Project)
    5.50% 9/20/44 (GNMA) (FHA) (AMT)                        750,000      768,953
  Stillwater Multifamily Housing Revenue
    (Stillwater Cottages Project) Series A
    6.75% 11/1/11                                           205,000      206,130
    7.00% 11/1/16 (AMT)                                     680,000      674,832
    7.00% 11/1/27                                           340,000      328,909
  Washington County Housing &
    Redevelopment Authority
    Governmental Revenue
    (Briar Pond Project) Series B
    7.125% 8/20/34                                          855,000      793,355
  (Woodland Park Apartments Project)
    4.70% 10/1/32                                         1,825,000    1,841,279
                                                                     -----------
                                                                      14,573,009
                                                                     -----------
Municipal Lease Revenue Bonds - 3.66%
  Andover Economic Development
    5.20% 2/1/34                                          1,000,000    1,026,090
  Hibbing Economic Development Authority
    Revenue (Hibbing Lease Obligation
    Project) 6.40% 2/1/12                                   530,000      528,739
  Rice County Certificates of Participation
    Series A 6.00% 12/1/21                                  125,000      128,499
  St. Paul Port Authority Lease Revenue
    (Robert Street Office Building Project)
    5.00% 12/1/27                                         1,000,000    1,047,889
                                                                     -----------
                                                                       2,731,217
                                                                     -----------
Political Subdivision General Obligation Bonds - 4.66%
  Metropolitan Council Waste Water
    Treatment Series B 5.00% 12/1/21                        500,000      538,570
    Perham Disposal System
    6.00% 5/1/22 (AMT)                                    1,500,000    1,582,395
  Todd Morrison & Wadena Counties
    United Hospital District
    (Lakewood Project)
    5.00% 12/1/21                                           610,000      634,565
    5.125% 12/1/24                                          205,000      211,029
    5.25% 12/1/26                                           490,000      507,601
                                                                     -----------
                                                                       3,474,160
                                                                     -----------

                                                         Principal      Market
                                                          Amount         Value

MUNICIPAL BONDS (continued)

 *Pre-Refunded Bonds - 1.28%
    Glencoe Health Care Revenue
    6.40% 12/1/15-05                                    $   275,000  $   283,278
  Perham Hospital District Senior
    Congregate Housing Facilities Revenue
    (Briarwood Project) 6.25% 11/1/22-07                    620,000      670,859
                                                                     -----------
                                                                         954,137
                                                                     -----------
Public Power Revenue Bonds - 4.61%
  Minnesota State Municipal Power Agency
    Series A 5.00% 10/1/34                                2,250,000    2,310,278
  Southern Minnesota Municipal Power
    Agency Supply system Revenue
    Series A 5.25% 1/1/16 (AMBAC)                         1,000,000    1,127,340
                                                                     -----------
                                                                       3,437,618
                                                                     -----------
Recreational Area Revenue Bonds - 0.48%
  Woodbury Gross Revenue
    (Golf Course Bonds) 6.75% 2/1/22                        365,000      361,062
                                                                     -----------
                                                                         361,062
                                                                     -----------
School District General Obligation Bonds - 2.48%
  Lakeville Independent School
    District 194-A 4.75% 2/1/22 (FSA)                     1,000,000    1,037,740
  St. Paul Independent School District 625
    Series B 5.00% 2/1/20 (FSA)                             750,000      811,238
                                                                     -----------
                                                                       1,848,978
                                                                     -----------
Single Family Housing Revenue Bonds - 1.51%
  Minnesota State Housing Finance Agency
    Single Family Mortgage
    Series E 6.25% 1/1/23 (AMT)                              25,000       25,767
    Series J 5.90% 7/1/28 (AMT)                           1,025,000    1,061,172
    Series M 5.875% 1/1/17                                   35,000       35,608
                                                                     -----------
                                                                       1,122,547
                                                                     -----------
State General Obligation Bonds - 1.52%
 +Minnesota State, Inverse Floater ROLs
    8.292% 11/1/17                                        1,000,000    1,131,660
                                                                     -----------
                                                                       1,131,660
                                                                     -----------
Tax Increment/Special Assessment Bonds - 1.35%
  St. Paul Housing & Redevelopment
    Authority Tax Increment
    (Upper Landing Project)
    Series A 6.80% 3/1/29                                 1,000,000    1,006,690
                                                                     -----------
                                                                       1,006,690
                                                                     -----------
Territorial General Obligation Bonds - 0.69%
  Puerto Rico Commonwealth Public
    Improvement Series A 5.00% 7/1/34                       500,000      517,710
                                                                     -----------
                                                                         517,710
                                                                     -----------
Territorial Revenue Bonds - 3.55%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Transportation
    Revenue Series D 5.25% 7/1/38                           500,000      525,745
  Puerto Rico Electric Power Authority
    Revenue Series II 5.25% 7/1/31                        1,000,000    1,061,620
    Virgin Islands Public Finance Authority
    5.25% 10/1/24                                         1,000,000    1,059,860
                                                                     -----------
                                                                       2,647,225
                                                                     -----------
TOTAL MUNICIPAL BONDS
  (cost $68,151,773)                                                  69,568,222
                                                                     -----------

STATEMENTS                     DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
  OF NET ASSETS (CONTINUED)

                                               Number of / Principal    Market
                                                 Shares    Amount       Value

SHORT-TERM INVESTMENTS - 6.12%
Money Market - 4.44%
  Federated Minnesota Municipal
    Cash Trust                                         3,313,311    $ 3,313,311
                                                                    -----------
                                                                      3,313,311
                                                                    -----------
^Variable Rate Demand Notes - 1.68%
  Eagan Revenue Antic Notes 1.91% 5/30/12           $    500,000        500,000
    Midwest Consortium of Municipal Utilities
    Series A 1.87% 1/1/25                                750,000        750,000
                                                                    -----------
                                                                      1,250,000
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $4,563,311)                                                   4,563,311
                                                                    -----------
TOTAL MARKET VALUE OF SECURITIES - 99.42%
  (cost $72,715,084)                                                 74,131,533

RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.58%                                            433,947
                                                                    -----------
NET ASSETS APPLICABLE TO 7,176,241 SHARES
  OUTSTANDING - 100.00%                                             $74,565,480
                                                                    ===========
Net Asset Value - Delaware Minnesota
  High-Yield Municipal Bond Fund
  Class A ($50,395,260 / 4,852,736 Shares)                               $10.38
                                                                         ------
Net Asset Value - Delaware Minnesota
  High-Yield Municipal Bond Fund
  Class B ($11,325,115 / 1,088,657 Shares)                               $10.40
                                                                         ------
Net Asset Value - Delaware Minnesota
  High-Yield Municipal Bond Fund
  Class C ($12,845,105 / 1,234,848 Shares)                               $10.40
                                                                         ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                               $75,545,720
Accumulated net realized loss on investments                         (2,396,689)
Net unrealized appreciation of investments                            1,416,449
                                                                    -----------
Total net assets                                                    $74,565,480
                                                                    ===========

SUMMARY OF ABBREVIATIONS:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs

* Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

^ Variable Rate Notes. The interest rate shown is the rate as of February 28, 2005.

+ An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2005.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
Net asset value Class A (A)                                              $10.38
Sales charge (4.50% of offering price) (B)                                 0.49
                                                                         ------
Offering price                                                           $10.87
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $100,000 or more.



See accompanying notes

STATEMENTS                        DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  OF OPERATIONS                   Six Months Ended February 28, 2005 (Unaudited)

                                                                 Delaware
                                                           Minnesota High-Yield
                                                            Municipal Bond Fund
INVESTMENT INCOME:
  Interest                                                       $ 1,892,908
                                                                 -----------
Expenses:
  Management fees                                                    188,224
  Distribution expenses -- Class A                                    56,345
  Distribution expenses -- Class B                                    57,643
  Distribution expenses -- Class C                                    58,878
  Dividend disbursing and transfer agent fees and expenses            22,300
  Reports and statements to shareholders                               3,105
  Accounting and administration expenses                              11,377
  Legal and professional fees                                         11,773
  Registration fees                                                    3,522
  Custodian fees                                                       1,660
  Trustees' fees                                                         720
  Pricing fees                                                         2,952
  Other                                                                  278
                                                                 -----------
                                                                     418,777

  Less expenses absorbed or waived                                   (42,371)
  Less waived distribution expenses -- Class A                            --
  Less expense paid indirectly                                           (52)
                                                                 -----------
  Total expenses                                                     376,354
                                                                 -----------
NET INVESTMENT INCOME                                              1,516,554
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                              6,645
  Net change in unrealized appreciation/depreciation
    of investments                                                   974,373
                                                                 -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             981,018
                                                                 -----------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 2,497,572
                                                                 ===========



See accompanying notes

STATEMENTS                               DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  OF CHANGES IN NET ASSETS


                                                  Delaware Minnesota High-Yield
                                                       Municipal Bond Fund

                                                    Six Months         Year
                                                      Ended           Ended
                                                      2/28/05         8/31/04
                                                                    (Unaudited)

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
  Net investment income                            $  1,516,554   $  3,010,554
  Net realized gain (loss) on investments                 6,645       (266,762)
  Net change in unrealized appreciation/
    depreciation of investments                         974,373      2,240,817
                                                   ------------   ------------
  Net increase in net assets
    resulting from operations                         2,497,572      4,984,609
                                                   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income:
    Class A                                          (1,052,601)    (1,977,528)
    Class B                                            (225,764)      (533,890)
    Class C                                            (230,436)      (483,072)
                                                   ------------   ------------
                                                     (1,508,801)    (2,994,490)
                                                   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                           8,956,731     11,487,406
    Class B                                             594,669      1,138,130
    Class C                                           1,801,964      1,884,856

  Net asset value of shares issued upon
   reinvestment of dividends and distributions:
    Class A                                             647,220      1,182,856
    Class B                                             139,642        317,682
    Class C                                             138,492        264,891
                                                   ------------   ------------
                                                     12,278,718     16,275,821
                                                   ------------   ------------
  Cost of shares repurchased:
    Class A                                          (2,493,541)    (7,925,517)
    Class B                                          (2,042,348)    (1,900,831)
    Class C                                            (700,698)    (1,816,386)
                                                   ------------   ------------
                                                     (5,236,587)   (11,642,734)
                                                   ------------   ------------
Increase (decrease) in net assets derived from
  capital share transactions                          7,042,131      4,633,087
                                                   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                 8,030,902      6,623,206

NET ASSETS:
  Beginning of period                                66,534,578     59,911,372
                                                   ------------   ------------
  End of period(1)                                 $ 74,565,480   $ 66,534,578
                                                   ============   ============

(1)  Undistributed net investment income                     --            $95

See accompanying notes

FINANCIAL
     HIGHLIGHTS


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Minnesota High-Yield Municipal Bond Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                               Year Ended
                                                            2/28/05(1)     8/31/04     8/31/03     8/31/02(3)   8/31/01      8/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.240      $9.910       $9.950      $9.900       $9.650     $10.210

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.240       0.512        0.550       0.586        0.581       0.576
Net realized and unrealized gain (loss) on investments          0.139       0.328       (0.030)      0.056        0.243      (0.564)
                                                              -------     -------       ------      ------       ------      ------
Total from investment operations                                0.379       0.840        0.520       0.642        0.824       0.012
                                                              -------     -------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.239)     (0.510)      (0.560)     (0.592)      (0.574)     (0.572)
                                                              -------     -------       ------      ------       ------      ------
Total dividends and distributions                              (0.239)     (0.510)      (0.560)     (0.592)      (0.574)     (0.572)
                                                              -------     -------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                $10.380     $10.240       $9.910      $9.950       $9.900      $9.650
                                                              =======     =======       ======      ======       ======      ======


TOTAL RETURN(2)                                                 3.74%       8.65%        5.33%       6.74%        8.84%       0.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $50,395     $42,636      $36,644     $34,867      $34,615     $35,689
Ratio of expenses to average net assets                         0.84%       0.75%        0.75%       0.75%        0.75%       0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        0.97%       1.00%        1.04%       1.01%        0.94%       1.14%
Ratio of net investment income to average net assets            4.68%       5.03%        5.48%       5.98%        6.01%       5.99%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       4.55%       4.78%        5.19%       5.72%        5.82%       5.60%
Portfolio turnover                                                 3%         24%          32%         33%          13%          8%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
 (3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Minnesota High-Yield Municipal Bond Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                                Year Ended
                                                             2/28/05(1)   8/31/04     8/31/03     8/31/02(3)    8/31/01      8/31/00
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.250      $9.930       $9.970      $9.910       $9.650     $10.210

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.201       0.435        0.475       0.513        0.509       0.504
Net realized and unrealized gain (loss) on investments          0.150       0.318       (0.030)      0.063        0.248      (0.570)
                                                              -------     -------       ------      ------       ------      ------
Total from investment operations                                0.351       0.753        0.445       0.576        0.757      (0.066)
                                                              -------     -------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.201)     (0.433)      (0.485)     (0.516)      (0.497)     (0.494)
                                                              -------     -------       ------      ------       ------      ------
Total dividends and distributions                              (0.201)     (0.433)      (0.485)     (0.516)      (0.497)     (0.494)
                                                              -------     -------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                $10.400     $10.250       $9.930      $9.970       $9.910      $9.650
                                                              =======     =======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 3.45%       7.71%        4.55%       6.03%        8.09%      (0.49%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $11,325     $12,463      $12,513     $13,379      $12,932     $13,743
Ratio of expenses to average net assets                         1.59%       1.50%        1.50%       1.50%        1.50%       1.50%
Ratio of expenses to average net assets prior to
  expense limitation and expense paid indirectly                1.72%       1.75%        1.79%       1.76%        1.69%       1.89%
Ratio of net investment income to average net assets            3.93%       4.28%        4.73%       5.23%        5.26%       5.24%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       3.80%       4.03%        4.44%       4.97%        5.07%       4.85%
Portfolio turnover                                                 3%         24%          32%         33%          13%          8%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Minnesota High-Yield Municipal Bond Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                              Year Ended
                                                            2/28/05(1)    8/31/04     8/31/03     8/31/02(3)    8/31/01      8/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.250      $9.930       $9.970      $9.910       $9.650     $10.210

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.201       0.435        0.475       0.513        0.509       0.504
Net realized and unrealized gain (loss) on investments          0.150       0.318       (0.030)      0.063        0.248      (0.570)
                                                              -------     -------       ------      ------       ------      ------
Total from investment operations                                0.351       0.753        0.445       0.576        0.757      (0.066)
                                                              -------     -------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.201)     (0.433)      (0.485)     (0.516)      (0.497)     (0.494)
                                                              -------     -------       ------      ------       ------      ------
Total dividends and distributions                              (0.201)     (0.433)      (0.485)     (0.516)      (0.497)     (0.494)
                                                              -------     -------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                $10.400     $10.250       $9.930      $9.970       $9.910      $9.650
                                                              =======     =======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 3.45%       7.71%        4.54%       6.03%        8.09%      (0.49%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $12,845     $11,435      $10,754      $7,840       $6,807      $6,599
Ratio of expenses to average net assets                         1.59%       1.50%        1.50%       1.50%        1.50%       1.50%
Ratio of expenses to average net assets prior to
  expense limitation and expense paid indirectly                1.72%       1.75%        1.79%       1.76%        1.69%       1.89%
Ratio of net investment income to average net assets            3.93%       4.28%        4.73%       5.23%        5.26%       5.24%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       3.80%       4.03%        4.44%       4.97%        5.07%       4.85%
Portfolio turnover                                                 3%         24%          32%         33%          13%          8%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
     TO FINANCIAL STATEMENTS             February 28, 2005 (Unaudited)

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly." The amount of this expense for the six months ended February 28, 2005 were as follows:

                        Delaware Minnesota
                           High-Yield
                        Municipal Bond Fund
                        -------------------
Earnings credits               $52

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                            Delaware Minnesota
                                               High-Yield
                                            Municipal Bond Fund
                                            -------------------
On the first $500 million                           0.550%
On the next $500 million                            0.500%
On the next $1.5 billion                            0.450%
In excess of $2.5 billion                           0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below:

                                            Delaware Minnesota
                                               High-Yield
                                            Municipal Bond Fund
                                            -------------------
The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                            0.50%
Expiration date                                  10/31/04
Effective November 1, 2004,
  the operating expense limitation
  as a percentage of average daily
  net assets (per annum)                            0.64%
Expiration date                                  12/29/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution and service fees through December 29, 2005 in order to prevent distribution and service fees of Class A from exceeding 0.15% of the average daily net assets for Delaware Tax-Free Minnesota Intermediate Fund.

At February 28, 2005, the Funds had liabilities payable to affiliates as follows:
                                            Delaware Minnesota
                                               High-Yield
                                            Municipal Bond Fund
                                            -------------------
Investment management
  fee payable to DMC                               $27,522
Dividend disbursing,
  transfer agent fees,
  accounting and administration fees
  and other expenses payable to DSC                  5,835
Other expenses payable to
  DMC and affiliates*                               31,654

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended February 28, 2005, each Fund was charged internal legal services provided by DMC as follows:

                                            Delaware Minnesota
                                               High-Yield
                                            Municipal Bond Fund
                                            -------------------
                                                   $1,857

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)



2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For the six months ended February 28, 2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                          Delaware Minnesota
                                              High-Yield
                                          Municipal Bond Fund
                                          -------------------
                                                $18,014

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. INVESTMENTS
For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                          Delaware Minnesota
                                              High-Yield
                                          Municipal Bond Fund
                                          -------------------
       Purchases                               $7,497,459
       Sales                                      976,000

At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                          Delaware Minnesota
                                              High-Yield
                                          Municipal Bond Fund
                                          -------------------
   Cost of investments                        $72,658,598
                                              ===========
   Aggregate unrealized appreciation          $ 2,405,781
   Aggregate unrealized depreciation             (932,846)
                                              -----------
   Net unrealized appreciation                $ 1,472,935
                                              ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                          Delaware Minnesota
                                              High-Yield
                                          Municipal Bond Fund
                                          -------------------
SIX MONTHS ENDED 2/28/05*
-------------------------
Tax-exempt income                              $1,508,801
Long-term capital gain                                 --
                                              -----------
Total                                          $1,508,801
                                               ==========
YEAR ENDED 8/31/04
------------------
Tax-exempt income                              $2,994,490
Ordinary income                                        --
Long-term capital gain                                 --
                                               ----------
Total                                          $2,994,490
                                               ==========

*Tax information for the six months ended February 28, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                          Delaware Minnesota
                                              High-Yield
                                          Municipal Bond Fund
                                          -------------------
Shares of beneficial interest                 $75,545,720
Undistributed tax-exempt income                        --
Distributions in excess of ordinary income             --
Undistributed long-term capital gain                   --
Net realized capital loss on investments               --
Capital loss carryforwards                     (2,453,175)
Unrealized appreciation of investments          1,472,935
                                              -----------
Net assets                                    $74,565,480
                                              ===========

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended February 28, 2005, each Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discounts and premiums on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                          Delaware Minnesota
                                              High-Yield
                                          Municipal Bond Fund
                                          -------------------
Undistributed net investment
  income (loss)                                $(7,848)
Accumulated realized gain (loss)                 7,848

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards for each Fund remaining at February 28, 2005 will expire as follows:

                                          Delaware Minnesota
                                              High-Yield
Year of Expiration                        Municipal Bond Fund
------------------                        -------------------
    2005                                     $    4,334
    2006                                            648
    2007                                            369
    2008                                        201,822
    2009                                      1,267,552
    2010                                         57,521
    2011                                        243,334
    2012                                        684,248
                                             ----------
    Total                                    $2,459,828
                                             ==========

For the six months ended February 28, 2005, the following Funds utilized capital loss carryforward amounts as follows:

                                          Delaware Minnesota
                                              High-Yield
                                          Municipal Bond Fund
                                          -------------------
                                                 $6,653

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)



5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                              Delaware Minnesota High-Yield
                                                    Municipal Bond Fund
                                              -----------------------------
                                                Six Months          Year
                                                  Ended             Ended
                                                 2/28/05           8/31/04
Shares sold:
  Class A                                        866,371          1,135,220
  Class B                                         57,508            112,103
  Class C                                        173,937            186,090

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                         62,650            116,748
  Class B                                         13,498             31,307
  Class C                                         13,387             26,108
                                               ---------          ---------
                                               1,187,351          1,607,576
                                               ---------          ---------
Shares repurchased:
  Class A                                       (241,938)         (783,364)
  Class B                                       (197,979)         (188,078)
  Class C                                        (67,845)         (179,941)
                                               ---------         ---------
                                                (507,762)       (1,151,383)
                                               ---------         ---------
Net increase (decrease)                          679,589           456,193
                                               =========         =========

For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

                                                                Six Months Ended                         Year Ended
                                                                     2/28/05                               8/31/04
                                                        ----------------------------           ------------------------------
                                                        Class B     Class A                    Class B      Class A
                                                        shares      shares      Value          shares       shares      Value
                                                        -------     -------     -----          -------      -------     -----
Delaware Minnesota High-Yield Municipal Fund             78,341      78,463     806,896         30,786       30,829    313,693


NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)



6. PROXY RESULTS
The shareholders of Voyageur Mutual Funds, Voyageur Insured Funds, Voyageur Tax Free Funds and Voyageur Intermediate Tax Free Funds (each, the "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                        VOYAGEUR MUTUAL FUNDS
                                 ----------------------------------------
                                                         SHARES VOTED
                                 SHARES VOTED FOR     WITHHELD AUTHORITY
-------------------------------------------------------------------------
Thomas L. Bennett                 20,895,278.656          360,093.724
Jude T. Driscoll                  20,914,639.656          340,732.724
John A. Fry                       20,894,793.656          360,578.724
Anthony D. Knerr                  20,894,488.656          360,883.724
Lucinda S. Landreth               20,879,031.656          376,340.724
Ann R. Leven                      20,857,874.656          397,497.724
Thomas F. Madison                 20,905,985,656          349,386.724
Janet L. Yeomans                  20,859,670.656          395,701.724
J. Richard Zecher                 20,914,639.656          340,732.724


2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.


                                                            For            Against          Abstain
                                                            ----           -------          -------
Delaware Minnesota High-Yield Municipal Bond Fund       3,676,916.992    163,056.828      92,805.113


NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)




7. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005 or at any time during the period.

8. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
a member of Lincoln Financial Group(R)



This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies for each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of Trustees                               Affiliated Officers                         Contact Information
JUDE T. DRISCOLL                                MICHAEL P. BISHOF                           INVESTMENT MANAGER
Chairman                                        Senior Vice President and                   Delaware Management Company
Delaware Investments Family of Funds            Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                                Delaware Investments Family of Funds
                                                Philadelphia, PA                            NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                           Delaware Distributors, L.P.
Private Investor                                RICHELLE S. MAESTRO                         Philadelphia, PA
Rosemont, PA                                    Executive Vice President,
                                                Chief Legal Officer and Secretary           SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                     Delaware Investments Family of Funds        DISBURSING AND TRANSFER AGENT
President                                       Philadelphia, PA                            Delaware Service Company, Inc.
Franklin & Marshall College                                                                 2005 Market Street
Lancaster, PA                                   JOHN J. O'CONNOR                            Philadelphia, PA 19103-7094
                                                Senior Vice President and Treasurer
ANTHONY D. KNERR                                Delaware Investments Family of Funds        FOR SHAREHOLDERS
Managing Director                               Philadelphia, PA                            800 523-1918
Anthony Knerr & Associates
New York, NY                                                                                FOR SECURITIES DEALERS AND FINANCIAL
                                                                                            INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                         800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                              WEB SITE
Philadelphia, PA                                                                            www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ
                                                ------------------------------------------------------------------------------------
                                                Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on
                                                Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling
                                                800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com;
                                                and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms
                                                N-Q may be reviewed and copied at the Commission's Public Reference Room in
                                                Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at
                                                http://www.delawareinvestments.com; and (ii) on the Commission's Web site at
                                                http://www.sec.gov.
                                                ------------------------------------------------------------------------------------

(9720)                                                                                                            Printed in the USA
SA-MNALL [2/05] IVES 4/05                                                                                                     J10079

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group





FIXED INCOME

SEMIANNUAL REPORT FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                  DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND








[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      3

  Statement of Assets and Liabilities                           6

  Statements of Operations                                      7

  Statements of Changes in Net Assets                           8

  Financial Highlights                                          9

  Notes to Financial Statements                                12
-----------------------------------------------------------------





    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                 For the Period September 1, 2004 to February 28, 2005
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                       Expenses
                                                           Beginning      Ending                      Paid During
                                                            Account       Account       Annualized      Period
                                                             Value         Value          Expense      9/1/04 to
                                                             9/1/04       2/28/05          Ratio        2/28/05
-----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $1,044.70         0.93%          $4.71
Class B                                                     1,000.00      1,040.70         1.68%           8.50
Class C                                                     1,000.00      1,040.70         1.68%           8.50
-----------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00     $1,020.18         0.93%          $4.66
Class B                                                     1,000.00      1,016.46         1.68%           8.40
Class C                                                     1,000.00      1,016.46         1.68%           8.40
-----------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                        As of February 28, 2005
  DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts list each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                97.44%
------------------------------------------------------------------------
Airline Revenue Bonds                                           1.59%

Airport Revenue Bonds                                           4.40%

Continuing Care/Retirement Revenue Bonds                       11.04%

Corporate-Backed Revenue Bonds                                 10.50%

Dedicated Tax & Fees Revenue Bonds                              5.01%

Escrowed to Maturity Bonds                                      0.50%

Higher Education Revenue Bonds                                 18.43%

Hospital Revenue Bonds                                         16.28%

Investor Owned Utilities Revenue Bonds                         11.64%

Miscellaneous Revenue Bonds                                     1.07%

Multifamily Housing Revenue Bonds                               1.22%

Municipal Lease Revenue Bonds                                   5.18%

Political Subdivision General Obligation Bonds                  0.50%

Pre-Refunded Bonds                                              5.39%

School District General Obligation Bonds                        1.26%

Tax Increment/Special Assessment Bonds                          3.43%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               97.44%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.56%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS                      DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
  OF NET ASSETS                 February 28, 2005 (Unaudited)

                                                         Principal      Market
                                                           Amount       Value
MUNICIPAL BONDS - 97.44%
Airline Revenue Bonds - 1.59%
  Minneapolis/St. Paul, Minnesota Metropolitan
    Airports Commission Special Facilities
    Revenue (Northwest Airlines, Inc. Project)
    Series A 7.00% 4/1/25 (AMT)                          $  500,000   $  455,510
  New Jersey Economic Development
    Authority Special Facilities Revenue
    (Continental Airlines, Inc. Project)
    6.25% 9/15/19 (AMT)                                   1,000,000      840,950
                                                                      ----------
                                                                       1,296,460
                                                                      ----------
Airport Revenue Bonds - 4.40%
  City of Augusta, Georgia
    Series C 5.45% 1/1/31 (AMT)                           1,000,000    1,005,670
  New York City, New York Industrial
    Development (JFK Airis Project)
    5.50% 7/1/28 (AMT)                                      905,000      911,760
  Oklahoma City, Oklahoma Industrial &
    Cultural Facilities Subordinated (Air
    Cargo Project) 6.75% 1/1/23 (AMT)                     1,160,000    1,146,602
  Onondaga County, New York Industrial
    Development Authority Revenue
    Subordinated (Air Cargo Project)
    7.25% 1/1/32 (AMT)                                      500,000      514,505
                                                                      ----------
                                                                       3,578,537
                                                                      ----------
Continuing Care/Retirement Revenue Bonds - 11.04%
  Bexar County, Texas Health Facilities
    Development Corporation
    (Army Retirement Residence Project)
    6.30% 7/1/32                                          1,000,000    1,062,750
  Buhl, Minnesota Nursing Home Revenue
    (Forest Health Services Project)
    Series A 6.75% 8/1/33                                   600,000      613,320
  Colorado Health Facilities Authority
    Revenue (Evangelical Lutheran)
    5.25% 6/1/34                                            750,000      771,150
  Gainesville & Hall County, Georgia
    Development Authority Revenue
    (Lanier Village Estates Project)
    Series C 7.25% 11/15/29                               1,000,000    1,108,260
  Marion County, Missouri Nursing Home
    District Revenue 7.00% 8/1/13                         1,050,000    1,051,722
  Montgomery County, Pennsylvania Higher
    Education & Health Authority Revenue
    (Foulkeways at Gwynedd Project)
    6.75% 11/15/30                                        1,000,000    1,056,620
  Philadelphia, Pennsylvania Hospitals &
    Higher Education Facilities Authority
    Revenue (The Philadelphia Protestant
    Home Project) Series A 6.50% 7/1/27                   1,100,000    1,105,214
  Rochester, Minnesota Multifamily Revenue
    (Wedum Shorewood Campus Project)
    6.60% 6/1/36                                            985,000      987,266
  Vermont Education & Health Building
    Financing Agency Revenue Health Care Facility
   (Copley Manor Project) 6.15% 4/1/19                    1,730,000    1,224,321
                                                                      ----------
                                                                       8,980,623
                                                                      ----------
Corporate-Backed Revenue Bonds - 10.50%
  Alliance, Texas Airport Authority
    Special Facilities Revenue (Federal Express Corp.
    Project) 6.375% 4/1/21 (AMT)                          2,000,000    2,110,619

                                                         Principal      Market
                                                           Amount       Value
MUNICIPAL BONDS (continued)
Corporate-Backed Revenue Bonds (continued)
  Ashland, Kentucky Sewer & Solid Waste
    Revenue (Ashland, Inc. Project)
    7.125% 2/1/22 (AMT)                                $  700,000     $  718,242
++California Pollution Control Financing
    Authority Pollution Control Revenue
    (Laidlaw Environmental, Inc. Project)
    Series A 6.70% 7/1/07 (AMT)                         1,000,000          2,500
  Cloquet, Minnesota Pollution Control
    Revenue (Potlatch Corp. Project)
    5.90% 10/1/26                                         750,000        756,578
  De Soto Parish, Louisiana Environmental
    Improvement Revenue (International
    Paper Company Project)
    Series A 6.35% 2/1/25 (AMT)                         1,650,000      1,773,932
  Gulf Coast, Texas Waste Disposal Authority
    Revenue (Valero Energy Project)
    6.65% 4/1/32 (AMT)                                  1,000,000      1,087,590
  Phoenix County, Alabama Industrial
    Development Board Environmental
    Improvement Revenue (Mead Westvaco
    Corporation Project) Series A
    6.35% 5/15/35 (AMT)                                   500,000        537,595
  Sugar Creek, Missouri Industrial
    Development Revenue (Lafarge North
    America) Series A 5.65% 6/1/37 (AMT)                  500,000        514,840
  Toledo Lucas County, Ohio Port
    Development Revenue Authority
    (Toledo Express Airport Project)
    6.375% 11/15/32 (AMT)                               1,000,000      1,042,140
                                                                      ----------
                                                                       8,544,036
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 5.01%
  Chicago, Illinois Tax Increment Subordinate
    (Central Loop Redevelopment Project)
    Series A 6.50% 12/1/08                              1,000,000      1,072,111
  Las Vegas, Nevada Local Improvement
    Special District #808 (Summerlin Area
    Project) 6.75% 6/1/21                                 990,000      1,022,541
  New Jersey Economic Development
    Authority (Cigarette Tax) 5.75% 6/15/34             1,000,000      1,060,870
  New York State Sales Tax Asset Receivables
    Series A 5.25% 10/15/27 (AMBAC)                       500,000        541,415
  Prescott Valley, Arizona Improvement
    District Special Assessment
    7.90% 1/1/12                                          365,000        378,220
                                                                      ----------
                                                                       4,075,157
                                                                      ----------
Escrowed to Maturity Bonds - 0.50%
  Illinois State Development Finance
    Authority (Harrisburg Medical Center
    Project) 7.00% 3/1/06                                 400,000        405,880
                                                                      ----------
                                                                         405,880
                                                                      ----------
Higher Education Revenue Bonds - 18.43%
  Berks County, Pennsylvania Municipal
    Authority College (Albright College
    Project) 5.375% 10/1/28                               700,000        717,626
  Illinois Educational Facilities Authority
    Student Housing Revenue (Educational
    Advancement Fund-University Center
    Project) 6.25% 5/1/30                               2,000,000      2,127,959

STATEMENTS                      DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds (continued)
  Maine Finance Authority Education
    Revenue (Waynflete School Project)
    6.40% 8/1/19                                      $ 1,000,000    $ 1,075,510
  Maryland State Economic Development
    Corporation, Student Housing Revenue
    (University of Maryland College Park
    Project) 5.625% 6/1/35                              1,000,000      1,036,230
  Massachusetts State Development
    Finance Agency Revenue
    (Massachusetts College of Pharmacy
    Project) Series C 5.75% 7/1/33                      1,000,000      1,050,030
  Massachusetts State Health &
    Educational Facilities Authority
    Revenue (Nichols College Issue)
    Series C 6.125% 10/1/29                             2,000,000      2,045,479
  Milledgeville-Baldwin County, Georgia
    Development Authority Revenue
    (Georgia College & State University
    Foundation) 6.00% 9/1/33                            1,000,000      1,075,690
  Minnesota State Higher Education
    Facilities Authority Revenue
    (College of Art & Design Project)
    Series 5-D 6.75% 5/1/26                               500,000        544,765
  New Hampshire Higher Education &
    Health Facilities Authority (Brewster
    Academy Project) 6.75% 6/1/25                       1,000,000      1,006,080
  New Jersey State Educational Facilities
    Authority (Fairleigh Dickinson Project)
    5.50% 7/1/23                                          750,000        785,363
  New Mexico Educational Assistance
    Foundation Student Loan Revenue
    1st Subordinate Series A-2
    6.65% 11/1/25 (AMT)                                   985,000        995,431
  Pennsylvania State Higher Education
    Facilities Authority Revenue (Widener
    University) 5.00% 7/15/39                           1,000,000      1,012,310
  Scranton-Lackawanna, Pennsylvania
    Health & Welfare Authority First
    Mortgage Revenue (Lackawanna Junior
    College Project) 5.75% 11/1/20                      1,510,000      1,523,515
                                                                     -----------
                                                                      14,995,988
                                                                     -----------
Hospital Revenue Bonds - 16.28%
  Coffee County, Georgia Hospital Authority
    Revenue (Coffee Regional Medical
    Center Project) 5.00% 12/1/26                       1,000,000      1,005,330
  Illinois Health Facilities Authority Revenue
    (Elmhurst Memorial Healthcare Project)
    5.625% 1/1/28                                       1,000,000      1,045,010
    (Midwest Physician Group Limited
    Project) 5.50% 11/15/19                                35,000         31,419
  Knox County, Tennessee Health Educational
    & Housing Facilities Board Hospital
    Revenue (East Tennessee Hospital
    Project) Series B 5.75% 7/1/33                      1,300,000      1,353,598
  Louisiana Public Facilities Authority
    Revenue (Ochsner Clinic Foundation
    Project) Series B 5.50% 5/15/32                     1,000,000      1,038,790
  Massachusetts State Health & Educational
    Facilities Authority Revenue (Jordan
    Hospital Project) Series E 6.75% 10/1/33            1,000,000      1,065,240

                                                        Principal      Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  Montgomery County, Pennsylvania Higher
    Education & Health Authority Revenue
    (Catholic Health East)
    Series C 5.375% 11/15/34                           $ 1,000,000   $ 1,039,110
  Prince William County, Virginia Industrial
    Development Authority Hospital
    Revenue (Potomac Hospital Project)
    5.20% 10/1/30                                        1,000,000     1,039,440
  Richland County, Ohio Hospital Facilities
    Revenue (Medcentral Health System
    Project) Series B 6.375% 11/15/30                    1,500,000     1,614,599
  Shakopee, Minnesota Health Care
    Facilities Revenue (St. Francis Regional
    Medical Center) 5.25% 9/1/34                           750,000       767,468
  South Dakota Health & Education Facilities
    Authority Revenue (Huron Regional
    Medical Center Project) 7.00% 4/1/10                 1,000,000     1,023,340
  St. Joseph County, Indiana Industrial
    Economic Development (Madison
    Center Project) 5.50% 2/15/21                        1,150,000     1,161,167
  Yavapai County, Arizona Industrial
    Development Authority Hospital
    Revenue (Yavapai Medical Center
    Project) Series A 6.00% 8/1/33                       1,000,000     1,061,320
                                                                     -----------
                                                                      13,245,831
                                                                     -----------
Investor Owned Utilities Revenue Bonds - 11.64%
  Brazos River Authority Texas Pollution
    Revenue (TXU Energy Co. Project)
    Series B 6.30% 7/1/32 (AMT)                          1,000,000     1,078,710
 oForsyth, Montana Pollution Control
    Revenue (Portland General Project)
    Series A 5.20% 5/1/33                                1,000,000     1,056,650
 oMaricopa County, Arizona Pollution
    Control Corporation Revenue
    (El Paso Electric Co. Project)
    Series A 6.375% 8/1/15                               1,250,000     1,267,950
  Midland County, Michigan Economic
    Development Subordinate Limited
    Obligation (Midland Congeneration
    Project) Series A 6.875% 7/23/09 (AMT)               1,950,000     2,019,167
  Mississippi Business Finance Corporation
    Pollution Control Revenue (System
    Energy Resources, Inc. Project)
    5.90% 5/1/22                                           900,000       910,962
 oPennsylvania Economic Development
    Financing (Reliant Energy) Series B
    6.75% 12/1/36 (AMT)                                  1,000,000     1,069,970
  Petersburg, Indiana Pollution Control
    Revenue (Indianapolis Power & Light
    Co. Project) 6.375% 11/1/29 (AMT)                    1,000,000     1,054,590
  West Feliciana Parish, Louisiana Pollution
    Control Revenue (Gulf States Utilities Co.
    Project) Series A 7.50% 5/1/15                       1,000,000     1,009,410
                                                                     -----------
                                                                       9,467,409
                                                                     -----------
Miscellaneous Revenue Bonds - 1.07%
  Lowry, Colorado Economic Redevelopment
    Authority Revenue Series A
    (Private Placement) 7.30% 12/1/10                      500,000       520,535

STATEMENTS                      DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal      Market
                                                           Amount       Value
 MUNICIPAL BONDS (continued)
 Miscellaneous Revenue Bonds (continued)
   Westminster, Colorado Shaw Heights
     Special Improvement District
     Series A 7.50% 12/1/07                              $  350,000   $  353,644
                                                                      ----------
                                                                         874,179
                                                                      ----------
 Multifamily Housing Revenue Bonds - 1.22%
   District Columbia Housing Finance Agency
     (Henson Ridge) Series E 5.10% 6/1/37
     (FHA) (AMT)                                          1,000,000      989,140
                                                                      ----------
                                                                         989,140
                                                                      ----------
 Municipal Lease Revenue Bonds - 5.18%
   Dauphin County, Pennsylvania General
     Authority (Riverfront Office & Parking
     Project) Series A 5.75% 1/1/10                       1,875,000    1,851,900
   Golden State, California Tobacco
     Securitization Corporation Settlement
     Revenue Series B 5.50% 6/1/43                        1,500,000    1,602,930
   Missouri State Development Finance Board
     Infrastructure Facilities Revenue (Branson
     Landing Project) Series A 5.50% 12/1/24                720,000      757,260
                                                                      ----------
                                                                       4,212,090
                                                                      ----------
 Political Subdivision General Obligation Bonds - 0.50%
   Illinois State Development Finance
     Authority East St. Louis Debt Restructure
     Revenue 7.375% 11/15/11                                400,000      409,768
                                                                      ----------
                                                                         409,768
                                                                      ----------
~Pre-Refunded Bonds - 5.39%
   Illinois State Development Finance Authority
     (Harrisburg Medical Center Project)
     7.20% 3/1/07-06
     7.02% 3/1/08-06                                        800,000      811,904
   Mississippi Development Bank Special
     Obligation (Madison County Hospital
     Project) 6.40% 7/1/29-09                             1,585,000    1,826,063
   Savannah, Georgia Economic Development
     Authority Revenue (College of Art &
     Design Project) 6.50% 10/1/13-09                     1,000,000    1,150,400
   Volusia County, Florida Industrial
     Development Authority Mortgage
     Revenue (Bishops Glen Retirement
     Health Facilities Project)
     7.50% 11/1/16-06                                       555,000      601,725
                                                                      ----------
                                                                       4,390,092
                                                                      ----------
 School District General Obligation Bonds - 1.26%
   Laredo, Texas Independent School District
     Series B 5.00% 8/1/29 (AMBAC)                        1,000,000    1,023,390
                                                                      ----------
                                                                       1,023,390
                                                                      ----------
 Tax Increment/Special Assessment Bonds - 3.43%
   Chicago, Illinois Tax Increment Allocation
     (Chatham Ridge Project) 5.95% 12/15/12                 750,000      764,903
   Midtown Miami, Florida Community
     Development District Special
     6.50% 5/1/37                                         1,000,000    1,042,300

                                                         Principal      Market
                                                           Amount       Value
MUNICIPAL BONDS (continued)
Tax Increment/Special Assessment Bonds (continued)
  St. Joseph, Missouri Industrial
    Development Authority
    (Shoppes at North Village Project)
    Series A 5.375% 11/1/24                            $ 1,000,000  $   984,410
                                                                    -----------
                                                                      2,791,613
                                                                    -----------
TOTAL MUNICIPAL BONDS (cost $76,935,264)                             79,280,193
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 97.44%
  (cost $76,935,264)                                                 79,280,193
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.56%                                          2,083,360
                                                                    -----------
NET ASSETS APPLICABLE TO 7,973,438
  SHARES OUTSTANDING - 100.00%                                      $81,363,553
                                                                    ===========

Net Asset Value - Delaware National High-Yield Municipal
  Bond Fund Class A ($62,237,965 / 6,102,955 Shares)                     $10.20
                                                                         ------
Net Asset Value - Delaware National High-Yield Municipal
  Bond Fund Class B ($14,061,952 / 1,375,744 Shares)                     $10.22
                                                                         ------
Net Asset Value - Delaware National High-Yield Municipal
  Bond Fund Class C ($5,063,636 / 494,739 Shares)                        $10.23
                                                                         ======

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $84,773,153
Distributions in excess of net investment income                         (4,104)
Accumulated net realized loss on investments                         (5,750,425)
Net unrealized appreciation of investments                            2,344,929
                                                                    -----------
Total net assets                                                    $81,363,553
                                                                    ===========

SUMMARY OF ABBREVIATIONS:
AMT - Subject to Alternative Minimum Tax
AMBAC - Insured by the AMBAC Assurance Company
FHA - Insured by the Federal Housing Administration

++Non-income producing security for the period ended February 28, 2005. Security is currently in default.
 ~Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
 oVariable Rate Notes. The interest rate shown is the rate as of February 28, 2005.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
Net asset value Class A (A)                                              $10.20
Sales charge (4.50%) (B)                                                   0.48
                                                                         ------
Offering price                                                           $10.68
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENT                       DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
  OF ASSETS AND LIABILITIES     February 28, 2005 (Unaudited)

ASSETS:
  Investments at market                                              $79,280,193
  Cash                                                                 2,727,072
  Receivables for securities sold                                      1,036,940
  Subscriptions receivable                                               289,181
  Interest receivable                                                  1,205,988
                                                                     -----------
  Total assets                                                        84,539,374
                                                                     -----------

LIABILITIES:
  Payable for securities purchased                                     3,014,294
  Liquidations payable                                                    15,795
  Distributions payable                                                   58,491
  Management fees payable                                                 23,914
  Other accrued expenses                                                  63,327
                                                                     -----------
  Total liabilities                                                    3,175,821
                                                                     -----------

TOTAL NET ASSETS                                                     $81,363,553
                                                                     ===========

INVESTMENTS AT COST                                                  $76,935,264
                                                                     ===========

See accompanying notes

STATEMENTS                        DELAWARE NATIONAL TAX-FREE FUNDS
  OF OPERATIONS                   Six Months Ended February 28, 2005 (Unaudited)

                                                                   Delaware
                                                             National High-Yield
                                                             Municipal Bond Fund
INVESTMENT INCOME:
  Interest                                                         $2,289,148
                                                                   ----------

EXPENSES:
  Management fees                                                     210,364
  Distribution expenses - Class A                                      71,784
  Distribution expenses - Class B                                      71,307
  Distribution expenses - Class C                                      24,303
  Dividend disbursing and transfer agent fees and expenses             27,366
  Reports and statements to shareholders                               10,673
  Accounting and administration expenses                               12,719
  Legal and professional fees                                          13,949
  Registration fees                                                    10,071
  Custodian fees                                                        2,407
  Trustees' fees                                                        2,012
  Pricing fees                                                          2,512
  Other                                                                    21
                                                                   ----------
                                                                      459,488
  Less expenses absorbed or waived                                    (29,031)
  Less waived distribution expenses -- Class A                             --
  Less expense paid indirectly                                         (1,518)
                                                                   ----------
  Total expenses                                                      428,939
                                                                   ----------
NET INVESTMENT INCOME                                               1,860,209
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                    124,761
  Net change in unrealized appreciation/depreciation
    of investments                                                  1,313,414
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     1,438,175
                                                                   ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $3,298,384
                                                                   ==========

See accompanying notes

STATEMENTS                                      DELAWARE NATIONAL TAX-FREE FUNDS
  OF CHANGES IN NET ASSETS

                                                                                         Delaware National High-Yield
                                                                                              Municipal Bond Fund

                                                                                          Six Months         Year
                                                                                             Ended           Ended
                                                                                            2/28/05         8/31/04
                                                                                          (Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                   $ 1,860,209     $ 3,873,703
  Net realized gain on investments                                                            124,761         156,218
  Net change in unrealized appreciation/depreciation of investments                         1,313,414       2,120,542
                                                                                          -----------     -----------
  Net increase in net assets resulting from operations                                      3,298,384       6,150,463
                                                                                          -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                (1,447,700)     (2,992,760)
    Class B                                                                                  (305,441)       (668,880)
    Class C                                                                                  (103,890)       (206,085)
                                                                                          -----------     -----------
                                                                                           (1,857,031)     (3,867,725)
                                                                                          -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                 6,833,848       7,733,793
    Class B                                                                                   263,795         690,784
    Class C                                                                                   809,454         687,623

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                   824,427       1,525,650
    Class B                                                                                   142,537         312,081
    Class C                                                                                    69,662         137,511
                                                                                          -----------     -----------
                                                                                            8,943,723      11,087,442
                                                                                          -----------     -----------
  Cost of shares repurchased:
    Class A                                                                                (3,191,744)    (14,093,525)
    Class B                                                                                (1,152,581)     (3,404,857)
    Class C                                                                                  (707,544)     (1,487,741)
                                                                                          -----------     -----------
                                                                                           (5,051,869)    (18,986,123)
                                                                                          -----------     -----------
Increase (decrease) in net assets derived from capital share transactions                   3,891,854      (7,898,681)
                                                                                          -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                       5,333,207      (5,615,943)

NET ASSETS:
  Beginning of period                                                                      76,030,346      81,646,289
                                                                                          -----------     -----------
  End of period(1)                                                                        $81,363,553     $76,030,346
                                                                                          ===========     ===========

(1)Distributions in excess of net investment income                                       $    (4,104)    $   ( 4,104)
                                                                                          ===========     ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                               Year Ended
                                                            2/28/05(1)    8/31/04      8/31/03     8/31/02(2)   8/31/01     8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.010     $ 9.730       $9.950     $10.240      $ 9.950     $10.340

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.253       0.496        0.522       0.542        0.556       0.564
Net realized and unrealized gain (loss) on investments          0.190       0.280       (0.219)     (0.290)       0.293      (0.393)
                                                              -------     -------       ------     -------      -------     -------
Total from investment operations                                0.443       0.776        0.303       0.252        0.849       0.171
                                                              -------     -------       ------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.253)     (0.496)      (0.523)     (0.542)      (0.559)     (0.561)
                                                              -------     -------       ------     -------      -------     -------
Total dividends and distributions                              (0.253)     (0.496)      (0.523)     (0.542)      (0.559)     (0.561)
                                                              -------     -------       ------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.200     $10.010       $9.730     $ 9.950      $10.240     $ 9.950
                                                              =======     =======       ======     =======      =======     =======

TOTAL RETURN(3)                                                 4.47%       8.13%        3.13%       2.59%        8.81%       1.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $62,238     $56,698      $59,829     $64,259      $76,018     $78,207
Ratio of expenses to average net assets                         0.93%       1.00%        0.99%       0.96%        0.97%       1.00%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.01%       1.02%        1.05%       1.04%        0.97%       1.21%
Ratio of net investment income to average net assets            5.04%       5.00%        5.30%       5.42%        5.55%       5.71%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       4.96%       4.98%        5.24%       5.34%        5.55%       5.50%
Portfolio turnover                                                22%         46%          64%         53%          49%         61%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                               Year Ended
                                                            2/28/05(1)    8/31/04      8/31/03     8/31/02(2)   8/31/01     8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.030     $ 9.760       $9.980     $10.260      $ 9.980     $10.360

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.216       0.421        0.448       0.467        0.480       0.491
Net realized and unrealized gain (loss) on investments          0.190       0.270       (0.219)     (0.281)       0.284      (0.384)
                                                              -------     -------       ------     -------      -------     -------
Total from investment operations                                0.406       0.691        0.229       0.186        0.764       0.107
                                                              -------     -------       ------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.216)     (0.421)      (0.449)     (0.466)      (0.484)     (0.487)
                                                              -------     -------       ------     -------      -------     -------
Total dividends and distributions                              (0.216)     (0.421)      (0.449)     (0.466)      (0.484)     (0.487)
                                                              -------     -------       ------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.220     $10.030       $9.760     $ 9.980      $10.260     $ 9.980
                                                              =======     =======       ======     =======      =======     =======

TOTAL RETURN(3)                                                 4.07%       7.20%        2.36%       1.91%        7.88%       1.10%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $14,062     $14,534      $16,499     $20,021      $20,277     $18,374
Ratio of expenses to average net assets                         1.68%       1.75%        1.74%       1.71%        1.72%       1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.76%       1.77%        1.80%       1.79%        1.72%       1.96%
Ratio of net investment income to average net assets            4.29%       4.25%        4.55%       4.67%        4.80%       4.96%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       4.21%       4.23%        4.49%       4.59%        4.80%       4.75%
Portfolio turnover                                                22%         46%          64%         53%          49%         61%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                               Year Ended
                                                            2/28/05(1)    8/31/04      8/31/03     8/31/02(2)   8/31/01     8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.040     $ 9.770       $9.990     $10.270      $ 9.990     $10.370

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.216       0.421        0.448       0.467        0.480       0.492
Net realized and unrealized gain (loss) on investments          0.190       0.270       (0.219)     (0.281)       0.284      (0.386)
                                                              -------     -------       ------     -------      -------     -------
Total from investment operations                                0.406       0.691        0.229       0.186        0.764       0.106
                                                              -------     -------       ------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.216)     (0.421)      (0.449)     (0.466)      (0.484)     (0.486)
                                                              -------     -------       ------     -------      -------     -------
Total dividends and distributions                              (0.216)     (0.421)      (0.449)     (0.466)      (0.484)     (0.486)
                                                              -------     -------       ------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.230     $10.040       $9.770     $ 9.990      $10.270     $ 9.990
                                                              =======     =======       ======     =======      =======     =======

TOTAL RETURN(3)                                                 4.07%       7.19%        2.35%       1.92%        7.98%       1.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $5,064      $4,798       $5,318      $6,405       $7,187      $8,770
Ratio of expenses to average net assets                         1.68%       1.75%        1.74%       1.71%        1.72%       1.75%
Ratio of expenses to average net assets
  prior to expense limitation and expense paid indirectly       1.76%       1.77%        1.80%       1.79%        1.72%       1.96%
Ratio of net investment income to average net assets            4.29%       4.25%        4.55%       4.67%        4.80%       4.96%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly       4.21%       4.23%        4.49%       4.59%        4.80%       4.75%
Portfolio turnover                                                22%         46%          64%         53%          49%         61%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS                       February 28, 2005 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series:
Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, as the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class B shares of the Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware National High-Yield Municipal Bond Fund are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held and will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the time the shares are held and will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly." The amount of this expense for the six months ended February 28, 2005 were as follows:

                                          Delaware National High-Yield
                                              Municipal Bond Fund
                                          ----------------------------
  Earnings credits                                  $1,518

2. INVESTMENT MANAGEMENT,ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                          Delaware National High-Yield
                                              Municipal Bond Fund
                                          ----------------------------
  On the first $500 million                         0.550%
  On the next $500 million                          0.500%
  On the next $1.5 billion                          0.450%
  In excess of $2.5 billion                         0.425%

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below.

                                                   Delaware National High-Yield
                                                        Municipal Bond Fund
                                                   ----------------------------
  The operating expense limitation
    as a percentage of average daily
    net assets (per annum)                                     0.75%

  Expiration date                                           10/31/04

  Effective November 1, 2004, the operating
    expense limitation as a percentage of
    average daily net assets (per annum)                       0.65%

  Expiration date                                           12/29/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Funds pay Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund, and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution and service fees through December 29, 2005 in order to prevent distribution and service fees of Class A from exceeding 0.25% of the average daily net assets for the Delaware Tax-Free USA Fund and Delaware Tax-Free Insured Fund and 0.15% of the average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At February 28, 2005, the Funds had liabilities payable to affiliates as follows:

                                                   Delaware National High-Yield
                                                        Municipal Bond Fund
                                                   ----------------------------
  Investment management fee
    payable to DMC                                           $23,914
  Dividend disbursing, transfer agent,
    accounting and administration fees
    and other expenses payable to DSC                          6,735
  Other expenses payable to DMC
    and affiliates*                                           30,951

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended February 28, 2005, each Fund was charged internal legal services provided by DMC as follows:

                          Delaware National High-Yield
                               Municipal Bond Fund
                          ----------------------------
                                     $2,136

For the six months ended February 28, 2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                          Delaware National High-Yield
                               Municipal Bond Fund
                          ----------------------------
                                     $4,930

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS
For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                   Delaware National High-Yield
                                                        Municipal Bond Fund
                                                   ----------------------------
  Purchases                                                $12,227,920
  Sales                                                      8,311,765

At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                   Delaware National High-Yield
                                                        Municipal Bond Fund
                                                   ----------------------------
  Cost of investments                                     $76,967,253
                                                          -----------
  Aggregate unrealized appreciation                         3,811,618
  Aggregate unrealized depreciation                        (1,498,678)
                                                          -----------
  Net unrealized appreciation                             $ 2,312,940
                                                          ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                                   Delaware National High-Yield
                                                        Municipal Bond Fund
                                                   ----------------------------
  SIX MONTHS ENDED 2/28/05*
  -------------------------
  Tax-exempt income                                      $ 1,857,031
  Ordinary Income                                                --
  Long-term capital gain                                         --
                                                         ----------
  Total                                                  $ 1,857,031
                                                         ===========

  YEAR ENDED 8/31/04
  ------------------
  Tax-exempt income                                      $ 3,867,725
                                                         -----------
  Total                                                  $ 3,867,725
                                                         ===========

*Tax information for the six months ended February 28, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                                   Delaware National High-Yield
                                                        Municipal Bond Fund
                                                   ----------------------------
  Shares of beneficial interest                           $84,773,153
  Distributions in excess of tax-exempt income                 (4,104)
  Undistributed ordinary income                                    --
  Undistributed long-term capital gain                             --
  Capital loss carryforwards                               (5,718,436)
  Unrealized appreciation of investments                    2,312,940
                                                          -----------
  Net assets                                              $81,363,553
                                                          ===========

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended February 28, 2005, each Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discounts and premiums on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                                   Delaware National High-Yield
                                                        Municipal Bond Fund
                                                   ----------------------------
  Undistributed net investment income                       $(3,178)
  Accumulated realized gain (loss)                            3,178

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards for each Fund remaining at February 28, 2005 will expire as follows:

                                                   Delaware National High-Yield
Year of Expiration                                     Municipal Bond Fund
------------------                                 ----------------------------
     2008                                                 $  782,666
     2009                                                  3,025,716
     2010                                                     70,671
     2011                                                    997,721
     2012                                                    980,742
                                                          ----------
    Total                                                 $5,857,516
                                                          ==========

For the six months ended February 28, 2005, each Fund had capital gains, which may be offset by the capital loss carryforwards.

                                                   Delaware National High-Yield
                                                        Municipal Bond Fund
                                                   ----------------------------
                                                           $139,080

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                   Delaware National High-Yield
                                                        Municipal Bond Fund
                                                   ----------------------------
                                                     Six Months    Year
                                                       Ended       Ended
                                                      2/28/05     8/31/04
Shares sold:
  Class A                                             671,388     779,157
  Class B                                              25,988      69,306
  Class C                                              79,562      68,954

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                              81,322     153,547
  Class B                                              14,027      31,343
  Class C                                               6,844      13,793
                                                     --------  ----------
                                                      879,131   1,116,100
                                                     --------  ----------
Shares repurchased:
  Class A                                            (315,729) (1,412,735)
  Class B                                            (113,409)   (342,565)
  Class C                                             (69,443)   (149,447)
                                                     --------  ----------
                                                     (498,581) (1,904,747)
                                                     --------  ----------
  Net increase (decrease)                             380,550    (788,647)
                                                     ========  ==========

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES (CONTINUED)
For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the prior page and above and the Statements of Changes in Net Assets.

                                                                  Six Months Ended                           Year Ended
                                                                       2/28/05                                 8/31/04
                                                           -------------------------------        ------------------------------
                                                           Class B     Class A                    Class B      Class A
                                                           shares      shares       Value         shares       shares     Value
                                                           -------     -------     -------        -------      -------   -------
  Delaware National High-Yield Municipal Bond Fund         10,780      10,802      108,803         972          975       9,691

6. PROXY RESULTS
The shareholders of Delaware Group Tax-Free Funds and Voyageur Mutual Funds (each, the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                                      VOYAGEUR MUTUAL FUNDS
                                   ----------------------------------------
                                                           SHARES VOTED
                                   SHARES VOTED FOR     WITHHELD AUTHORITY
---------------------------------------------------------------------------
Thomas L. Bennett                   20,895,278.656          360,093.724
---------------------------------------------------------------------------
Jude T. Driscoll                    20,914,639.656          340,732.724
---------------------------------------------------------------------------
John A. Fry                         20,894,793.656          360,578.724
---------------------------------------------------------------------------
Anthony D. Knerr                    20,894,488.656          360,883.724
---------------------------------------------------------------------------
Lucinda S. Landreth                 20,879,031.656          376,340.724
---------------------------------------------------------------------------
Ann R. Leven                        20,857,874.656          397,497.724
---------------------------------------------------------------------------
Thomas F. Madison                   20,905,985,656          349,386.724
---------------------------------------------------------------------------
Janet L. Yeomans                    20,859,670.656          395,701.724
---------------------------------------------------------------------------
J. Richard Zecher                   20,914,639.656          340,732.724
---------------------------------------------------------------------------

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                                                FOR          AGAINST         ABSTAIN
                                                                ---          -------         -------
  Delaware National High-Yield Municipal Bond Fund        3,832,827.883    181,124.111     106,194.831

7. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005 or at any time during the period.

NOTES                                           DELAWARE NATIONAL TAX-FREE FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

8. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

Delaware National High-Yield Municipal Bond Fund invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                          CONTACT INFORMATION
JUDE T. DRISCOLL                            MICHAEL P. BISHOF                            INVESTMENT MANAGER
Chairman                                    Senior Vice President and                    Delaware Management Company
Delaware Investments Family of Funds        Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                            Delaware Investments Family of Funds
                                            Philadelphia, PA                             NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                        Delaware Distributors, L.P.
Private Investor                            RICHELLE S. MAESTRO                          Philadelphia, PA
Rosemont, PA                                Executive Vice President,
                                            Chief Legal Officer and Secretary            SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                 Delaware Investments Family of Funds         DISBURSING AND TRANSFER AGENT
President                                   Philadelphia, PA                             Delaware Service Company, Inc.
Franklin & Marshall College                                                              2005 Market Street
Lancaster, PA                               JOHN J. O'CONNOR                             Philadelphia, PA 19103-7094
                                            Senior Vice President and Treasurer
ANTHONY D. KNERR                            Delaware Investments Family of Funds         FOR SHAREHOLDERS
Managing Director                           Philadelphia, PA                             800 523-1918
Anthony Knerr & Associates
New York, NY                                                                             FOR SECURITIES DEALERS AND FINANCIAL
                                                                                         INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                      800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                           WEB SITE
Philadelphia, PA                                                                         www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ


--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(9274)                                                        Printed in the USA
SA-011 [2/05] IVES 4/05                                                   J10084

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME






Semiannual Report FEBRUARY 28, 2005
--------------------------------------------------------------------------------

                  DELAWARE TAX-FREE ARIZONA FUND

                  DELAWARE TAX-FREE CALIFORNIA FUND





















[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

--------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                            1
--------------------------------------------------------
SECTOR ALLOCATION                                      3
--------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                             5

  Statements of Operations                             9

  Statements of Changes in Net Assets                 10

  Financial Highlights                                12

  Notes to Financial Statements                       18
--------------------------------------------------------

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                For the Period September 1, 2004 to February 28, 2005
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE TAX-FREE ARIZONA FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                   Expenses
                                                            Beginning     Ending                  Paid During
                                                             Account     Account     Annualized     Period
                                                              Value       Value        Expense     9/1/04 to
                                                             9/1/04      2/28/05        Ratio       2/28/05
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,026.20        0.82%        $4.12
Class B                                                     1,000.00    1,022.40        1.57%         7.87
Class C                                                     1,000.00    1,022.30        1.57%         7.87
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.18        0.82%        $4.11
Class B                                                     1,000.00    1,016.46        1.57%         7.85
Class C                                                     1,000.00    1,016.46        1.57%         7.85
-------------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2004, The Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expense waiver been in effect during the period, the Fund's expense analysis would be as follows:

                                                                                                    Expenses
                                                           Beginning    Ending                    Paid During
                                                            Account     Account      Annualized     Period
                                                             Value       Value         Expense     9/1/04 to
                                                            9/1/04      2/28/05         Ratio       2/28/05
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,026.20        0.75%        $3.77
Class B                                                     1,000.00    1,022.40        1.50%         7.52
Class C                                                     1,000.00    1,022.30        1.50%         7.52
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,021.08        0.75%        $3.76
Class B                                                     1,000.00    1,017.36        1.50%         7.50
Class C                                                     1,000.00    1,017.36        1.50%         7.50
-------------------------------------------------------------------------------------------------------------

DELAWARE TAX-FREE CALIFORNIA FUND(2)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                   Expenses
                                                            Beginning    Ending                  Paid During
                                                             Account     Account      Annualized    Period
                                                              Value       Value        Expense     9/1/04 to
                                                             9/1/04      2/28/05        Ratio       2/28/05
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,037.20        0.80%        $4.04
Class B                                                     1,000.00    1,033.30        1.55%         7.81
Class C                                                     1,000.00    1,033.40        1.55%         7.81
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.83        0.80%        $4.01
Class B                                                     1,000.00    1,017.11        1.55%         7.75
Class C                                                     1,000.00    1,017.11        1.55%         7.75
-------------------------------------------------------------------------------------------------------------

(2) Effective November 1, 2004, The Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to increase. Had the new expense waiver been in effect during the period, the Fund's expense analysis would be as follows:

                                                                                                  Expenses
                                                            Beginning   Ending                   Paid During
                                                             Account    Account      Annualized    Period
                                                              Value      Value        Expense     9/1/04 to
                                                             9/1/04     2/28/05        Ratio       2/28/05
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,037.20        0.88%        $4.45
Class B                                                     1,000.00    1,033.30        1.63%         8.22
Class C                                                     1,000.00    1,033.40        1.63%         8.22
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.43        0.88%        $4.41
Class B                                                     1,000.00    1,016.71        1.63%         8.15
Class C                                                     1,000.00    1,016.71        1.63%         8.15
-------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of February 28, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts list each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

DELAWARE TAX-FREE ARIZONA FUND
-------------------------------------------------------------------------
                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
-------------------------------------------------------------------------
MUNICIPAL BONDS                                                96.84%
-------------------------------------------------------------------------
Airport Revenue Bonds                                           7.08%

Convention Center/Auditorium/Hotel Revenue Bonds                1.76%

Higher Education Revenue Bonds                                 24.26%

Hospital Revenue Bonds                                         11.65%

Investor Owned Utilities Revenue Bonds                          3.44%

Miscellaneous Revenue Bonds                                     2.03%

Multifamily Housing Revenue Bonds                               4.31%

Municipal Lease Revenue Bonds                                   4.46%

Political Subdivision General Obligation Bonds                  7.17%

Pre-Refunded Bonds                                             13.48%

Public Power Revenue Bonds                                      1.76%

Public Utility District Revenue Bonds                           3.52%

School District Revenue Bonds                                   1.00%

Single Family Housing Revenue Bonds                             0.52%

Territorial Revenue Bonds                                       7.86%

Water & Sewer Revenue Bonds                                     2.54%
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          0.51%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               97.35%
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.65%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of February 28, 2005


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts list each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.


DELAWARE TAX-FREE CALIFORNIA FUND
-------------------------------------------------------------------------
                                                              PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
MUNICIPAL BONDS                                                93.08%
-------------------------------------------------------------------------
Airport Revenue Bonds                                           2.16%

Continuing Care/Retirement Revenue Bonds                        6.74%

Dedicated Tax & Fees Revenue Bonds                              4.27%

Higher Education Revenue Bonds                                 15.53%

Hospital Revenue Bonds                                          6.19%

Multifamily Housing Revenue Bonds                               8.70%

Municipal Lease Revenue Bonds                                  12.27%

Parking Revenue Bonds                                           2.23%

Ports & Harbors Revenue Bonds                                   2.23%

Public Power Revenue Bonds                                      2.29%

School District General Obligation Bonds                        3.36%

School District Revenue Bonds                                   2.29%

State General Obligation Bonds                                  5.85%

Tax Increment/Special Assessment Bonds                          8.69%

Territorial Revenue Bonds                                       2.32%

Waste Disposal Revenue Bonds                                    4.40%

Water & Sewer Revenue Bonds                                     3.56%
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          5.20%
-------------------------------------------------------------------------
Money Market                                                    3.10%
-------------------------------------------------------------------------
Variable Rate Demand Notes                                      2.10%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.28%
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.72%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENTS                                     DELAWARE TAX-FREE ARIZONA FUND
  OF NET ASSETS                                February 28, 2005 (Unaudited)

                                                       Principal      Market
                                                         Amount        Value

MUNICIPAL BONDS - 96.84%
Airport Revenue Bonds - 7.08%
  Phoenix Civic Improvement Corporation
    Airport Revenue Series B
    5.25% 7/1/27 (FGIC) (AMT)                          $1,000,000   $ 1,045,120
    5.25% 7/1/32 (FGIC) (AMT)                           1,000,000     1,041,630
                                                                    -----------
                                                                      2,086,750
                                                                    -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 1.76%
  Arizona Tourism & Sports Authority Tax
    Revenue Multipurpose Stadium Facilities
    Series A 5.00% 7/1/31 (MBIA)                          500,000       519,490
                                                                    -----------
                                                                        519,490
                                                                    -----------
Higher Education Revenue Bonds - 24.26%
  Arizona Board of Regents
    (Northern Arizona University)
    5.00% 6/1/34 (FGIC)                                 1,000,000     1,031,540
    5.50% 6/1/34 (FGIC)                                 1,250,000     1,375,612
  Arizona State University Certificates
    of Participation
    (Research Infrastructure Project)
    5.00% 9/1/30 (AMBAC)                                  500,000       520,935
  Glendale Industrial Development Authority
    (Midwestern University) Series A
    5.875% 5/15/31                                      1,000,000     1,074,850
  Tucson Industrial Development Authority
    (University of Arizona-Marshall
    Foundation) Series A
    5.00% 7/15/27 (AMBAC)                               1,000,000     1,039,010
  University of Arizona Certificates
    of Participation
    (University of Arizona Project)
    Series B 5.125% 6/1/22 (AMBAC)                      1,000,000     1,063,270
  University of Arizona Revenue Series B
    5.00% 6/1/34 (FSA)                                  1,000,000     1,041,370
                                                                    -----------
                                                                      7,146,587
                                                                    -----------
Hospital Revenue Bonds - 11.65%
  Mesa Industrial Development Authority
    (Discovery Health Systems) Series A
    5.625% 1/1/29 (MBIA)                                  750,000       820,050
  Mohave County Industrial Development
    Authority (Chris/Silver Ridge)
    6.375% 11/1/31 (GNMA)                                 185,000       194,431
  Scottsdale Industrial Development
    Authority Hospital Revenue
    (Scottsdale Healthcare) Series A
    5.70% 12/1/21                                         500,000       536,995
  University Medical Center Hospital
    5.00% 7/1/24                                          800,000       814,896
  Yavapai County Industrial
    Development Authority
    (Yavapai Regional Medical Center)
    5.25% 8/1/21 (RADIAN)                               1,000,000     1,064,330
                                                                     ----------
                                                                      3,430,702
                                                                     ----------
Investor Owned Utilities Revenue Bonds - 3.44%
  Maricopa County Pollution Control
    Corporation Revenue
    (El Paso Electric Co. Project) Series A
    6.375% 8/1/15                                       1,000,000     1,014,360
                                                                    -----------
                                                                      1,014,360
                                                                    -----------

                                                       Principal      Market
                                                         Amount        Value

MUNICIPAL BONDS (continued)
Miscellaneous Revenue Bonds - 2.03%
  Marana Municipal Property Corporation
    Municipal Facilities Revenue
    5.00% 7/1/28 (AMBAC)                                 $575,000   $   599,041
                                                                    -----------
                                                                        599,041
                                                                    -----------
Multifamily Housing Revenue Bonds - 4.31%
  Maricopa County Industrial Development
    Authority Multifamily Housing Revenue
    (Sly-Mar Apartments Projects)
    6.10% 4/20/36 (GNMA) (AMT)                            700,000       753,305
  Peoria Industrial Development Authority
    Multifamily Housing Revenue
    (Casa Del Rio) Series A
    7.30% 2/20/28 (GNMA)                                  500,000       515,775
                                                                    -----------
                                                                      1,269,080
                                                                    -----------
Municipal Lease Revenue Bonds - 4.46%
  Greater Arizona Development Authority
    Infrastructure Revenue Series A
    5.00% 8/1/22 (MBIA)                                   500,000       535,000
  Maricopa County Industrial Development
    Authority Correctional Facilities
    (Phoenix West Prison)
    5.375% 7/1/22 (ACA)                                   750,000       780,608
                                                                    -----------
                                                                      1,315,608
                                                                    -----------
Political Subdivision General Obligation Bonds - 7.17%
  Eagle Mountain Community Facility
    District Series A 6.50% 7/1/21                      1,010,000     1,070,489
    Phoenix Variable Purpose Series B
    5.00% 7/1/27                                        1,000,000     1,043,930
                                                                    -----------
                                                                      2,114,419
                                                                    -----------
*Pre-Refunded Bonds - 13.48%
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.125% 7/1/31-11                                      500,000       553,770
  Puerto Rico Public Buildings Authority
    Guaranteed Government Facilities
    Revenue Series D 5.25% 7/1/36-12                      730,000       807,314
  Puerto Rico Public Buildings Authority
    Series D 5.25% 7/1/27-12                              550,000       608,251
  Sedona Partner Certificates of Participation
    Series 1999 5.75% 7/1/16-09                           500,000       560,500
  Southern Arizona Capital Facilities Finance
    (University of Arizona Project)
    5.10% 9/1/33-12 (MBIA)                                600,000       667,176
  Yuma Industrial Development Authority
    Hospital Revenue (Yuma Regional
    Medical Center) 5.00% 8/1/31-11 (FSA)                 700,000       772,548
                                                                    -----------
                                                                      3,969,559
                                                                    -----------
Public Power Revenue Bonds - 1.76%
  Salt River Project Arizona Agricultural
    Improvement & Power District
    Electric System Revenue
    (Salt River Project)
    Series A 5.00% 1/1/31                                 500,000       518,845
                                                                    -----------
                                                                        518,845
                                                                    -----------

STATEMENTS                                       DELAWARE TAX-FREE ARIZONA FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal      Market
                                                         Amount        Value

MUNICIPAL BONDS (continued)
Public Utility District Revenue Bonds - 3.52%
  Maricopa County Pollution Control
    (Palo Verde Project) Series A
    5.05% 5/1/29 (AMBAC)                               $1,000,000  $  1,038,130
                                                                    -----------
                                                                      1,038,130
                                                                    -----------
School District Revenue Bonds - 1.00%
  Coconino County Unified School District #8
    (Page Impact Aid Revenue)
    5.00% 7/1/16 (MBIA)                                   270,000       294,710
                                                                    -----------
                                                                        294,710
                                                                    -----------
Single Family Housing Revenue Bonds - 0.52%
  Pima County Industrial Development
    Authority Single Family Mortgage
    Revenue Series A 6.125% 11/1/33
    (GNMA) (FNMA) (FHLMC) (AMT)                           145,000       152,959
                                                                    -----------
                                                                        152,959
                                                                    -----------
Territorial Revenue Bonds - 7.86%
  Puerto Rico Commonwealth Public
    Improvement Series A 5.125% 7/1/31                  1,000,000     1,036,320
  Puerto Rico Electric Power Authority
    Power Revenue Series NN
    5.00% 7/1/32 (MBIA)                                   750,000       784,290
  Puerto Rico Public Buildings Authority
    Guaranteed Government Facilities
    Revenue Series D (Unrefunded Balance)
    5.25% 7/1/27                                          200,000       212,100
    5.25% 7/1/36                                          270,000       284,545
                                                                    -----------
                                                                      2,317,255
                                                                    -----------
Water & Sewer Revenue Bonds - 2.54%
  Gilbert Water Municipal Property
    Wastewater System & Utility Revenue
    4.90% 4/1/19                                          750,000       748,455
                                                                    -----------
                                                                        748,455
                                                                    -----------
TOTAL MUNICIPAL BONDS
  (cost $27,197,235)                                                 28,535,950
                                                                    -----------
                                                         Number of
                                                           Shares
SHORT-TERM INVESTMENTS - 0.51%
  Federated Arizona Municipal Cash Trust                  151,599       151,599
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (cost $151,599)                            151,599
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 97.35%
  (cost $27,348,834)                                                 28,687,549
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.65%                                            782,088
                                                                    -----------
NET ASSETS APPLICABLE TO 2,846,719 SHARES
  OUTSTANDING - 100.00%                                             $29,469,637
                                                                    ===========

Net Asset Value - Delaware Tax-Free Arizona Fund
  Class A ($19,403,131 / 1,874,671 Shares)                               $10.35
                                                                         ------
Net Asset Value - Delaware Tax-Free Arizona Fund
  Class B ($6,931,490 / 669,972 Shares)                                  $10.35
                                                                         ------
Net Asset Value - Delaware Tax-Free Arizona Fund
  Class C ($3,135,016 / 302,076 Shares)                                  $10.38
                                                                         ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                               $31,187,022
Distributions in excess of net investment income                         (1,798)
Accumulated net realized loss on investments                         (3,054,302)
Net unrealized appreciation of investments                            1,338,715
                                                                    -----------
Total net assets                                                    $29,469,637
                                                                    -----------

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S.
 Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Fannie Mae
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE --
  DELAWARE TAX-FREE ARIZONA FUND
Net asset value Class A (A)                                              $10.35
Sales charge (4.50% of offering price) (B)                                 0.49
                                                                         ------
Offering price                                                           $10.84
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.



See accompanying notes

STATEMENTS                                    DELAWARE TAX-FREE CALIFORNIA FUND
  OF NET ASSETS (CONTINUED)                   February 28, 2005 (Unaudited)

                                                       Principal      Market
                                                        Amount         Value

MUNICIPAL BONDS - 93.08%
  Airport Revenue Bonds - 2.16%
    San Jose Airport Revenue Series A
    5.00% 3/1/31 (FGIC)                               $1,000,000    $ 1,025,800
                                                                    -----------
                                                                      1,025,800
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 6.74%
  Abag Finance Authority of California
    (Nonprofit Corporations-Lincoln
    Glen Manor) 6.10% 2/15/25 (RADIAN)                  2,000,000     2,163,620
  California Health Facilities Financing
    (The Episcopal Home) Series A
    5.30% 2/1/32 (RADIAN)                               1,000,000     1,039,210
                                                                    -----------
                                                                      3,202,830
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 4.27%
  Poway Unified School District
    5.60% 9/1/33                                        1,000,000     1,019,360
  San Bernardino County Special Tax
    Community Facilities 5.90% 9/1/33                   1,000,000     1,011,230
                                                                    -----------
                                                                      2,030,590
                                                                    -----------
Higher Education Revenue Bonds - 15.53%
  California Educational Facilities
    Authority Revenue
    (Pepperdine University) Series A
    5.50% 8/1/32                                        1,000,000     1,044,780
    (University of the Pacific)
    5.25% 5/1/34                                        1,000,000     1,053,990
  California Public Works Board Lease
    Revenue (Various University of
    California Projects) Series F
    5.00% 11/1/29                                       1,000,000     1,032,860
  California State University Systemwide
    Revenue Series A 5.25% 11/1/20 (FSA)                1,000,000     1,098,780
  California Statewide Communities
    Development Authority Revenue
    (Bentley School) 6.75% 7/1/32                       1,000,000     1,063,660
  California Statewide Communities
    Development Authority Student
    Revenue East Campus Apartments LLC
    Series A 5.625% 8/1/34 (ACA)                        1,000,000     1,045,260
  San Diego County Certificates
    of Participation
    (University of San Diego)
    5.375% 10/1/41                                      1,000,000     1,040,310
                                                                    -----------
                                                                      7,379,640
                                                                    -----------
Hospital Revenue Bonds - 6.19%
  Abag Finance Authority of California
    (Nonprofit Corporations-San Diego
    Hospital Association) Series A
    6.125% 8/15/20                                      1,250,000     1,368,138
  California Health Facilities Financing
    Authority (Catholic Healthcare West)
    Series G 5.25% 7/1/23                                 500,000       516,365
  California Infrastructure & Economic
    Development Bank Revenue
    (Kaiser Hospital Associates I, LLC)
    Series A 5.55% 8/1/31                               1,000,000     1,058,680
                                                                    -----------
                                                                      2,943,183
                                                                    -----------

                                                       Principal      Market
                                                        Amount         Value

MUNICIPAL BONDS (continued)
Multifamily Housing Revenue Bonds - 8.70%
  California Statewide Communities
    Development Authority Multifamily
    Housing Revenue
    (Citrus Gardens Apartments Project)
    Series D1 5.375% 7/1/32                            $1,000,000   $ 1,014,960
  **(Silver Ridge Apartments) Series H
    5.80% 8/1/33 (FNMA) (AMT)                           1,000,000     1,079,290
  Palm Springs Mobile Home Park Revenue
    (Sahara Mobile Home Park) Series A
    5.75% 5/15/37                                       1,000,000     1,024,690
  Santa Clara County Housing Authority
    (Rivertown Apartments Project) Series A
    5.85% 8/1/31 (AMT)                                  1,000,000     1,016,860
                                                                    -----------
                                                                      4,135,800
                                                                    -----------
Municipal Lease Revenue Bonds - 12.27%
  California State Public Works Board
    (Department of Corrections) Series C
    5.25% 6/1/28                                        1,500,000     1,588,935
  Golden State Tobacco Securitization
    5.50% 6/1/43 (RADIAN)                               1,000,000     1,072,900
    5.625% 6/1/33                                       1,000,000     1,086,510
  San Diego County Certificates
    of Participation
    (The Burnham Institute) 6.25% 9/1/29                1,000,000     1,048,210
  San Juan Basin Authority
    (Ground Water Recovery Project)
    5.00% 12/1/34 (AMBAC)                               1,000,000     1,032,700
                                                                    -----------
                                                                      5,829,255
                                                                    -----------
Parking Revenue Bonds - 2.23%
  San Diego Redevelopment Agency
    (Centre City Redevelopment Project)
    Series A 6.40% 9/1/25                               1,000,000     1,061,680
                                                                    -----------
                                                                      1,061,680
                                                                    -----------
Ports & Harbors Revenue Bonds - 2.23%
  Port of Oakland Series L
    5.375% 11/1/27 (FGIC) (AMT)                         1,000,000     1,059,790
                                                                    -----------
                                                                      1,059,790
                                                                    -----------
Public Power Revenue Bonds - 2.29%
  California State Department Water
    Reserve Power Supply Revenue
    Series A 5.375% 5/1/21                              1,000,000     1,085,970
                                                                    -----------
                                                                      1,085,970
                                                                    -----------
School District General Obligation Bonds - 3.36%
  Fairfield-Suisun Unified School District
    5.50% 8/1/28 (MBIA)                                   500,000       551,990
  San Diego Unified School District
    5.00% 7/1/28 (FSA)                                  1,000,000     1,042,520
                                                                    -----------
                                                                      1,594,510
                                                                    -----------
School District Revenue Bonds - 2.29%
  California Statewide Community
    Development (Viewpoint School Project)
    5.75% 10/1/33 (ACA)                                 1,000,000     1,086,310
                                                                    -----------
                                                                      1,086,310
                                                                    -----------

STATEMENTS                                    DELAWARE TAX-FREE CALIFORNIA FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal      Market
                                                        Amount         Value

MUNICIPAL BONDS (continued)
State General Obligation Bonds - 5.85%
  California State
    5.00% 2/1/33                                       $1,000,000   $ 1,029,340
    5.50% 11/1/33                                       1,000,000     1,087,190
  California State Veterans Series B
    5.70% 12/1/32 (AMT)                                   640,000       660,499
                                                                    -----------
                                                                      2,777,029
                                                                    -----------
Tax Increment/Special Assessment Bonds - 8.69%
  Commerce California Joint Powers Financing
    Authority (Redevelopment Projects)
    Series A 5.00% 8/1/28 (RADIAN)                      1,000,000     1,020,640
  La Quinta Redevelopment Agency
    Tax Allocation (Redevelopment Project
    Area #1) Series A 5.10% 9/1/31 (AMBAC)              1,000,000     1,042,810
  Lake Elisnore Public Financing Authority
    Series A 5.50% 9/1/30                               1,000,000     1,015,400
  Southern California Logistics Airport
    Authority (Southern California Logistics
    Airport Project) 6.50% 12/1/31                      1,000,000     1,048,480
                                                                    -----------
                                                                      4,127,330
                                                                    -----------
Territorial Revenue Bonds - 2.32%
  Puerto Rico Electric Power Authority
    Power Revenue Series OO
    5.00% 7/1/13 (CIFG)                                 1,000,000     1,102,710
                                                                    -----------
                                                                      1,102,710
                                                                    -----------
Waste Disposal Revenue Bonds - 4.40%
  Salinas Valley Solid Waste Authority
    Revenue 5.25% 8/1/31 (AMBAC) (AMT)                  2,000,000     2,089,220
                                                                    -----------
                                                                      2,089,220
                                                                    -----------
Water & Sewer Revenue Bonds - 3.56%
  Folsom California Public Financing
    Authority Water Revenue Series A
    5.00% 12/1/34 (FSA)                                   625,000       651,675
  Metropolitan Water District Southern
    California Waterworks Revenue Authority
    Series B-1 5.00% 10/1/36 (FGIC)                     1,000,000     1,037,930
                                                                    -----------
                                                                      1,689,605
                                                                    -----------
TOTAL MUNICIPAL BONDS (cost $42,250,007)                             44,221,252
                                                                    -----------
                                                        Number of
                                                          Shares
SHORT-TERM INVESTMENTS - 5.20%
Money Market - 3.10%
  Federated California Municipal Trust                  1,472,665     1,472,665
                                                                    -----------
                                                                      1,472,665
                                                                    -----------
                                                        Principal
                                                         Amount
**VARIABLE RATE DEMAND NOTES - 2.10%
  California State Economic Recovery
    Series C-16 1.84% 7/1/23 (FSA)                     $1,000,000     1,000,000
                                                                    -----------
                                                                      1,000,000
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $2,472,665)                                                   2,472,665
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 98.28%
  (cost $44,722,672)                                                $46,693,917
RECEIVABLES AND OTHER ASSETS NET
  OF LIABILITIES - 1.72%                                                817,477
                                                                    -----------
NET ASSETS APPLICABLE TO 4,202,388 SHARES
  OUTSTANDING - 100.00%                                             $47,511,394
                                                                    -----------

Net Asset Value - Delaware Tax-Free California Fund
  Class A ($27,297,194 / 2,417,673 Shares)                               $11.29
                                                                         ------
Net Asset Value - Delaware Tax-Free California Fund
  Class B ($13,377,182 / 1,180,002 Shares)                               $11.34
                                                                         ------
Net Asset Value - Delaware Tax-Free California Fund
  Class C ($6,837,018 / 604,713 Shares)                                  $11.31
                                                                         ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                               $46,486,120
Undistributed net investment income                                       1,313
Accumulated net realized loss on investments                           (947,284)
Net unrealized appreciation of investments                            1,971,245
                                                                    -----------
Total net assets                                                    $47,511,394
                                                                    ===========

**Variable Rate Notes. The interest rate shown is the rate as of February
  28, 2005.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE CALIFORNIA INSURED FUND
Net asset value Class A (A)                                              $11.29
Sales charge (4.50% of offering price) (B)                                 0.53
                                                                         ------
Offering price                                                           $11.82
                                                                         ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                        Six Months Ended February 28, 2005 (Unaudited)
  OF OPERATIONS

                                                                         Delaware         Delaware
                                                                         Tax-Free         Tax-Free
                                                                       Arizona Fund   California Fund
INVESTMENT INCOME:
  Interest                                                              $725,856        $ 1,113,741
                                                                        --------         ----------

EXPENSES:
  Management fees                                                         81,878            124,742
  Distribution expenses -- Class A                                        24,663             31,963
  Distribution expenses -- Class B                                        34,736             68,475
  Distribution expenses -- Class C                                        15,770             30,066
  Legal and professional fees                                             13,951              9,844
  Reports and statements to shareholders                                   8,275             16,491
  Registration fees                                                        7,333              1,085
  Dividend disbursement and transfer agent fees and expenses               7,252             11,331
  Accounting and administration expenses                                   4,952              7,541
  Custodian fees                                                           1,764              1,358
  Trustees' fees                                                           1,010              1,143
  Other                                                                    3,687              3,006
                                                                        --------         ----------
                                                                         205,271            307,045
  Less expenses absorbed or waived                                       (45,432)           (51,091)
  Less expenses paid indirectly                                             (150)              (484)
                                                                        --------         ----------
  Total expenses                                                         159,689            255,470
                                                                        --------         ----------
NET INVESTMENT INCOME                                                    566,167            858,271
                                                                        --------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                               (486,683)           (97,133)
  Net change in unrealized appreciation/depreciation
    of investments                                                       643,458            824,707
                                                                        --------         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                          156,775            727,574
                                                                        --------         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $722,942         $1,585,845
                                                                        ========         ==========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                                         Delaware Tax-Free
                                                                            Arizona Fund
                                                                       Six Months         Year
                                                                         Ended            Ended
                                                                        2/28/05          8/31/04
                                                                      (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                               $  566,167       $ 1,393,723
  Net realized gain (loss) on investments                               (486,683)       (1,274,013)
  Net change in unrealized appreciation/depreciation of investments      643,458         2,176,285
                                                                     -----------       -----------
  Net increase in net assets resulting from operations                   722,942         2,295,995
                                                                     -----------       -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                             (399,679)         (956,279)
    Class B                                                             (114,750)         (303,525)
    Class C                                                              (51,855)         (133,940)

  Net realized gain on investments:
    Class A                                                                   --                --
    Class B                                                                   --                --
    Class C                                                                   --                --
                                                                     -----------       -----------
                                                                        (566,284)       (1,393,744)
                                                                     -----------       -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                              464,512         3,914,788
    Class B                                                               25,145           192,836
    Class C                                                               54,004           352,026

  Net asset value of shares issued upon reinvestment of
   dividends and distributions:
    Class A                                                              208,789           431,903
    Class B                                                               38,797           105,687
    Class C                                                               31,260            84,932
                                                                     -----------       -----------
                                                                         822,507         5,082,172
                                                                     -----------       -----------
  Cost of shares repurchased:
    Class A                                                           (1,623,322)       (7,070,787)
    Class B                                                             (624,087)       (2,025,418)
    Class C                                                             (133,796)       (1,797,499)
                                                                     -----------       -----------
                                                                      (2,381,205)      (10,893,704)
                                                                     -----------       -----------
Decrease in net assets derived from capital share transactions        (1,558,698)       (5,811,532)
                                                                     -----------       -----------
NET DECREASE IN NET ASSETS                                            (1,402,040)       (4,909,281)

NET ASSETS:
  Beginning of period                                                 30,871,677        35,780,958
                                                                     -----------       -----------
  End of period(1)                                                   $29,469,637       $30,871,677
                                                                     ===========       ===========
(1) Including undistributed (distributions in excess of)
    net investment income                                            $    (1,798)      $    (1,681)
                                                                     ===========       ===========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                                           Delaware Tax-Free
                                                                            California Fund
                                                                        Six Months        Year
                                                                          Ended           Ended
                                                                         2/28/05         8/31/04
                                                                       (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                $ 858,271      $ 1,996,848
  Net realized gain (loss) on investments                                (97,133)         457,665
  Net change in unrealized appreciation/depreciation of investments      824,707          985,791
                                                                     -----------      -----------
  Net increase in net assets resulting from operations                 1,585,845        3,440,304
                                                                     -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                             (526,973)      (1,132,294)
    Class B                                                             (230,319)        (608,331)
    Class C                                                             (100,966)        (256,223)

  Net realized gain on investments:
    Class A                                                                   --               --
    Class B                                                                   --               --
    Class C                                                                   --               --
                                                                     -----------      -----------
                                                                        (858,258)      (1,996,848)
                                                                     -----------      -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                            5,863,157        3,951,903
    Class B                                                              433,918          595,981
    Class C                                                            1,463,252        1,119,322

  Net asset value of shares issued upon reinvestment of
   dividends and distributions:
    Class A                                                              209,229          415,131
    Class B                                                               90,307          218,687
    Class C                                                               56,467          146,059
                                                                     -----------      -----------
                                                                       8,116,330        6,447,083
                                                                     -----------      -----------
  Cost of shares repurchased:
    Class A                                                           (3,984,914)      (2,503,623)
    Class B                                                           (1,896,436)      (2,947,439)
    Class C                                                             (372,767)      (2,864,956)
                                                                     -----------      -----------
                                                                      (6,254,117)      (8,316,018)
                                                                     -----------      -----------
Increase (decrease) in net assets derived from capital
   share transactions                                                  1,862,213       (1,868,935)
                                                                     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS                                  2,589,800         (425,479)

NET ASSETS:
  Beginning of period                                                 44,921,594       45,347,073
                                                                     -----------      -----------
  End of period(1)                                                   $47,511,394      $44,921,594
                                                                     ===========      ===========

(1)Including undistributed (distributions in excess of)
   net investment income                                             $     1,313      $     1,300
                                                                     ===========      ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Tax-Free Arizona Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03   8/31/02(3)     8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.290     $10.010      $10.590     $10.620      $10.250     $10.450

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.207       0.458        0.491       0.532        0.572       0.555
Net realized and unrealized gain (loss) on investments          0.060       0.280       (0.580)     (0.030)       0.370      (0.200)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.267       0.738       (0.089)      0.502        0.942       0.355
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.207)     (0.458)      (0.491)     (0.532)      (0.572)     (0.555)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.207)     (0.458)      (0.491)     (0.532)      (0.572)     (0.555)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.350     $10.290      $10.010     $10.590      $10.620     $10.250
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.62%       7.53%       (0.88%)      4.93%        9.48%       3.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $19,403     $20,249      $22,401     $26,664      $18,809     $13,873
Ratio of expenses to average net assets                         0.82%       0.75%        0.75%       0.75%        0.75%       0.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.12%       0.99%        0.99%       0.98%        1.01%       1.06%
Ratio of net investment income to average net assets            4.05%       4.51%        4.73%       5.09%        5.50%       5.53%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.75%       4.27%        4.49%       4.86%        5.24%       5.22%
Portfolio turnover                                                24%         24%          70%        111%         108%        115%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Tax-Free Arizona Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03   8/31/02(3)     8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.290     $10.010      $10.590     $10.620      $10.240     $10.450

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.169       0.382        0.413       0.454        0.495       0.481
Net realized and unrealized gain (loss) on investments          0.060       0.280       (0.580)     (0.030)       0.380      (0.210)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.229       0.662       (0.167)      0.424        0.875       0.271
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.169)     (0.382)      (0.413)     (0.454)      (0.495)     (0.481)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.169)     (0.382)      (0.413)     (0.454)      (0.495)     (0.481)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.350     $10.290      $10.010     $10.590      $10.620     $10.240
                                                              =======     =======      =======     =======      =======     =======
TOTAL RETURN(2)                                                 2.24%       6.73%       (1.62%)      4.16%        8.78%       2.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,932      $7,457       $8,956     $10,629       $8,681      $4,911
Ratio of expenses to average net assets                         1.57%       1.50%        1.50%       1.50%        1.50%       1.50%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.87%       1.74%        1.74%       1.73%        1.76%       1.81%
Ratio of net investment income to average net assets            3.30%       3.76%        3.98%       4.34%        4.75%       4.78%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.00%       3.52%        3.74%       4.11%        4.49%       4.47%
Portfolio turnover                                                24%         24%          70%        111%         108%        115%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free Arizona Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/28/05(1)  8/31/04       8/31/03   8/31/02(3)     8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.320     $10.040      $10.610     $10.640      $10.270     $10.470

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.169       0.382        0.413       0.454        0.492       0.478
Net realized and unrealized gain (loss) on investments          0.060       0.280       (0.570)     (0.030)       0.370      (0.200)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.229       0.662       (0.157)      0.424        0.862       0.278
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.169)     (0.382)      (0.413)     (0.454)      (0.492)     (0.478)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.169)     (0.382)      (0.413)     (0.454)      (0.492)     (0.478)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $10.380     $10.320      $10.040     $10.610      $10.640     $10.270
                                                              =======     =======      =======     =======      =======     =======
TOTAL RETURN(2)                                                 2.23%       6.70%       (1.53%)      4.14%        8.62%       2.88%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,135      $3,166       $4,424      $4,555       $2,632      $1,880
Ratio of expenses to average net assets                         1.57%       1.50%        1.50%       1.50%        1.50%       1.50%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.87%       1.74%        1.74%       1.73%        1.76%       1.81%
Ratio of net investment income to average net assets            3.30%       3.76%        3.98%       4.34%        4.75%       4.78%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.00%       3.52%        3.74%       4.11%        4.49%       4.47%
Portfolio turnover                                                24%         24%          70%        111%         108%        115%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.


See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free California Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03   8/31/02(3)     8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.110     $10.750      $11.010     $10.950      $10.430     $10.490

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.231       0.518        0.537       0.546        0.538       0.547
Net realized and unrealized gain (loss) on investments          0.180       0.360       (0.260)      0.060        0.520      (0.060)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.411       0.878        0.277       0.606        1.058       0.487
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.231)     (0.518)      (0.537)     (0.546)      (0.538)     (0.547)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.231)     (0.518)      (0.537)     (0.546)      (0.538)     (0.547)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.290     $11.110      $10.750     $11.010      $10.950     $10.430
                                                              =======     =======      =======     =======      =======     =======
TOTAL RETURN(2)                                                 3.72%       8.34%        2.51%       5.77%       10.43%       5.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $27,297     $24,797      $22,169     $23,462      $24,925     $24,794
Ratio of expenses to average net assets                         0.80%       0.50%        0.50%       0.50%        0.50%       0.50%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.02%       0.96%        0.93%       0.97%        0.99%       1.04%
Ratio of net investment income to average net assets            4.10%       4.72%        4.84%       5.05%        5.07%       5.46%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.88%       4.26%        4.41%       4.58%        4.58%       4.92%
Portfolio turnover                                                17%         48%          56%         93%         130%         82%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware Tax-Free California Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03    8/31/02(3)    8/31/01     8/31/00
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.160     $10.790      $11.050     $10.990      $10.460     $10.520

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.189       0.436        0.453       0.465        0.459       0.473
Net realized and unrealized gain (loss) on investments          0.180       0.370       (0.260)      0.060        0.530      (0.060)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.369       0.806        0.193       0.525        0.989       0.413
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.189)     (0.436)      (0.453)     (0.465)      (0.459)     (0.473)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.189)     (0.436)      (0.453)     (0.465)      (0.459)     (0.473)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.340     $11.160      $10.790     $11.050      $10.990     $10.460
                                                              =======     =======      =======     =======      =======     =======
TOTAL RETURN(2)                                                 3.33%       7.60%        1.73%       4.95%        9.58%       4.31%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $13,377     $14,530      $16,165     $15,105      $14,792     $14,449
Ratio of expenses to average net assets                         1.55%       1.25%        1.25%       1.25%        1.25%       1.25%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.77%       1.71%        1.68%       1.72%        1.74%       1.79%
Ratio of net investment income to average net assets            3.35%       3.97%        4.09%       4.30%        4.32%       4.71%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.13%       3.51%        3.66%       3.83%        3.83%       4.17%
Portfolio turnover                                                17%         48%          56%         93%         130%         82%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free California Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03   8/31/02(3)     8/31/01     8/31/00
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $11.130     $10.760      $11.020     $10.970      $10.440     $10.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.189       0.436        0.454       0.465        0.459       0.472
Net realized and unrealized gain (loss) on investments          0.180       0.370       (0.260)      0.050        0.530      (0.060)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.369       0.806        0.194       0.515        0.989       0.412
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.189)     (0.436)      (0.454)     (0.465)      (0.459)     (0.472)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.189)     (0.436)      (0.454)     (0.465)      (0.459)     (0.472)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.310     $11.130      $10.760     $11.020      $10.970     $10.440
                                                              =======     =======      =======     =======      =======     =======
TOTAL RETURN(2)                                                 3.34%       7.62%        1.74%       4.86%        9.70%       4.22%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,837      $5,595       $7,013      $7,357       $6,227      $4,179
Ratio of expenses to average net assets                         1.55%       1.25%        1.25%       1.25%        1.25%       1.25%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.77%       1.71%        1.68%       1.72%        1.74%       1.79%
Ratio of net investment income to average net assets            3.35%       3.97%        4.09%       4.30%        4.32%       4.71%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.13%       3.51%        3.66%       3.83%        3.83%       4.17%
Portfolio turnover                                                17%         48%          56%         93%         130%         82%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

NOTES                                             February 28, 2005 (Unaudited)
  TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts statutory trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related footnotes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly". The amount of this expense for the six months ended February 28, 2005 was as follows:

                          Delaware          Delaware
                          Tax-Free          Tax-Free
                        Arizona Fund     California Fund
                        ------------     ---------------
   Earnings credits         $150              $484

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                         Delaware        Delaware
                                         Tax-Free        Tax-Free
                                       Arizona Fund   California Fund
                                       ------------   ---------------
       On the first $500 million          0.550%          0.550%
       On the next $500 million           0.500%          0.500%
       On the next $1.5 billion           0.450%          0.450%
       In excess of $2.5 billion          0.425%          0.425%


NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses do not exceed specified percentages of average daily net assets, as shown below.

                                                          Delaware        Delaware
                                                          Tax-Free         Tax-Free
                                                         Arizona Fund   California Fund
                                                       --------------   ---------------
  Operating expense limitation as a percentage
    of average daily net assets (per annum)                 0.50%           0.25%
  Expiration date                                         10/31/04         10/31/04
  Effective November 1, 2004 operating
    expense limitation as a percentage of
    average daily net assets (per annum)                    0.50%           0.63%
  Expiration date                                          3/31/06         3/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2005, each Fund had liabilities payable to affiliates as follows:

                                                             Delaware          Delaware
                                                             Tax-Free          Tax-Free
                                                           Arizona Fund     California Fund
                                                         -----------------  ---------------
  Investment management fees payable
   to (receivable from) DMC                                  $(2,906)        $8,793
  Dividend disbursing, transfer agent,
   accounting, and administration fees,
   and other expenses payable to DSC                           1,959          3,184
  Other expenses payable to DMC
   and affiliates*                                            15,521         25,631

*DMC, as a part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including internal legal services provided to the Funds by DMC employees. For the six months ended February 28, 2005, the Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund was charged $548 and $822, respectively, for internal legal services provided by DMC.

For the six months ended February 28, 2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                           Delaware          Delaware
                                                           Tax-Free          Tax-Free
                                                         Arizona Fund     California Fund
                                                         ------------     ----------------
                                                          $1,002             $8,713

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

3. INVESTMENTS
For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities as follows:

                                                           Delaware        Delaware
                                                           Tax-Free        Tax-Free
                                                         Arizona Fund   California Fund
                                                         ------------   ---------------
  Purchases other than short-term investments             $3,380,483      $3,755,276
  Sales other than short-term investments                  4,461,505       3,628,485

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


3. INVESTMENTS (CONTINUED)
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                            Delaware          Delaware
                                            Tax-Free         Tax-Free
                                          Arizona Fund    California Fund
                                          ------------    ---------------
  Cost of investments                     $27,348,834       $44,722,672
                                          ===========       ===========
  Aggregate unrealized appreciation       $ 1,344,202       $ 1,979,085
  Aggregate unrealized depreciation            (5,487)           (7,840)
                                          -----------       -----------
  Net unrealized appreciation             $ 1,338,715       $ 1,971,245
                                          ===========       ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                     Delaware Tax-Free
                                        Arizona Fund
                                    Six Months   Year
                                      Ended      Ended
                                     2/28/05*   8/31/04
                                    --------------------
  Tax-exempt income                 $566,284  $1,393,744
  Long-term capital gain                  --          --
                                    --------  ----------
  Total                             $566,284  $1,393,744
                                    ========  ==========

                                     Delaware Tax-Free
                                      California Fund
                                    Six Months    Year
                                      Ended      Ended
                                     2/28/05*   8/31/04
                                    --------------------
  Tax-exempt income                 $858,258  $1,996,848
  Long-term capital gain                  --          --
                                    --------  ----------
  Total                             $858,258  $1,996,848
                                    ========  ==========

*Tax information for the period ended February 28, 2005, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                                    Delaware          Delaware
                                                     Tax-Free         Tax-Free
                                                   Arizona Fund    California Fund
                                                   -----------     ---------------
  Shares of beneficial interest                    $31,187,022       $46,486,120
  Undistributed ordinary income                             --                --
  Undistributed tax-exempt income                       (1,798)            1,313
  Undistributed long-term capital gains (losses)            --                --
  Capital loss carryforwards                        (3,054,302)         (947,284)
  Unrealized appreciation of investments             1,338,715         1,971,245
                                                   -----------       -----------
  Net assets                                       $29,469,637       $47,511,394
                                                   ===========       -----------

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforward amounts remaining at February 28, 2005 will expire as follows:

                  Delaware           Delaware
                  Tax-Free          Tax-Free
                Arizona Fund     California Fund
                ------------     ---------------
  2008           $  178,280         $     --
  2009            1,115,326          844,112
  2011                   --            6,039
  2012               78,759               --
                 ----------         --------
  Total          $1,372,365         $850,151
                 ----------         --------

For the six months ended February 28, 2005, the following Funds had net capital gains (losses) which may be offset to the capital loss carryforwards.

                           Delaware           Delaware
                           Tax-Free           Tax-Free
                         Arizona Fund      California Fund
                         ------------      ---------------
                         $(1,681,937)         $(97,133)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                          Delaware Tax-Free
                                             Arizona Fund
                                      ------------------------
                                      Six Months       Year
                                        Ended         Ended
                                       2/28/05       8/31/04
Shares sold:
  Class A                                 45,069       386,293
  Class B                                  2,425        19,229
  Class C                                  5,249        34,656

Shares issued upon reinvestments
 of dividends and distributions:
  Class A                                 20,216        42,501
  Class B                                  3,758        10,402
  Class C                                  3,019         8,331
                                      ----------    ----------
                                          79,736       501,412
                                      ----------    ----------
Shares repurchased:
  Class A                               (157,589)     (699,389)
  Class B                                (60,821)     (200,009)
  Class C                                (12,892)     (177,070)
                                      ----------    ----------
                                        (231,302)   (1,076,468)
                                      ----------    ----------
Net decrease                            (151,566)     (575,056)
                                      ----------    ----------

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


5. CAPITAL SHARES (CONTINUED)

   Delaware Tax-Free                     Delaware Tax-Free
   California Fund                       California Fund
                                      ----------------------
                                      Six Months      Year
                                        Ended        Ended
                                        2/28/05      8/31/04
  Shares sold:
   Class A                              522,480      360,300
   Class B                               38,284       53,736
   Class C                              129,974      101,425

  Shares issued upon reinvestments
   of dividends and distributions:
   Class A                               18,617       37,827
   Class B                                8,006       19,846
   Class C                                5,018       13,289
                                        -------     --------
                                        722,379      586,423
                                        -------     --------
  Shares repurchased:
   Class A                              (355,254)   (229,121)
   Class B                              (168,694)   (269,400)
   Class C                               (33,114)   (263,562)
                                        --------    --------
                                        (557,062)   (762,083)
                                        --------    --------
  Net increase (decrease)                165,317    (175,660)
                                        --------    --------

For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

                                                         Six Months Ended                        Year Ended
                                                             2/28/05                               8/31/04
                                                --------------------------------      --------------------------------
                                                Class B      Class A                  Class B      Class A
                                                 shares      shares      Amount       shares        shares     Amount
  Delaware Tax-Free Arizona Fund                 13,081      13,069     $134,396      82,416        82,350    $836,827
  Delaware Tax-Free California Fund              16,182      16,239      181,229       1,386         1,392      15,425

6. PROXY RESULTS
The shareholders of Voyageur Mutual Funds, Voyageur Insured Funds, Voyageur Investment Trust and Voyageur Mutual Funds II (each, a "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                            Voyageur Mutual Funds
                                   ---------------------------------------------
                                                            Shares Voted
                                   Shares Voted For       Withheld Authority
--------------------------------------------------------------------------------
Thomas L. Bennett                   20,895,278.656           360,093.724
--------------------------------------------------------------------------------
Jude T. Driscoll                    20,914,639.656           340,732.724
--------------------------------------------------------------------------------
John A. Fry                         20,894,793.656           360,578.724
--------------------------------------------------------------------------------
Anthony D. Knerr                    20,894,488.656           360,883.724
--------------------------------------------------------------------------------
Lucinda S. Landreth                 20,879,031.656           376,340.724
--------------------------------------------------------------------------------
Ann R. Leven                        20,857,874.656           397,497.724
--------------------------------------------------------------------------------
Thomas F. Madison                   20,905,985,656           349,386.724
--------------------------------------------------------------------------------
Janet L. Yeomans                    20,859,670.656           395,701.724
--------------------------------------------------------------------------------
J. Richard Zecher                   20,914,639.656           340,732.724
--------------------------------------------------------------------------------

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)



2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                            FOR            AGAINST     ABSTAIN
                                            ----           -------     -------
Delaware Tax-Free Arizona Fund         1,583,468.266     67,289.601   45,915.353
Delaware Tax-Free California Fund      1,743,158.592     85,729.545   88,908.824





4. To approve the Plan of Reorganization between Voyageur Mutual Funds and Voyageur Insured Funds to merge Delaware Tax-Free Arizona Fund into Delaware Tax-Free Arizona Insured Fund.

                                            FOR            AGAINST      ABSTAIN
                                            ----          --------     --------
Delaware Tax-Free Arizona Fund         1,575,811.435     95,007.359   25,954.426


7. FUND MERGERS
Effective April 11, 2005, Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund acquired all of the assets and assumed all of the liabilities of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund, respectively, each an open-end investment company, pursuant to Plans and Agreements of Reorganization (the "Reorganizations"). The shareholders of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund received shares of the respective class of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund equal to the aggregate net asset value of their shares prior to the Reorganizations based on the net asset value per share of the respective classes of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund.

The Reorganizations were treated as non-taxable events and, accordingly, each of Delaware Tax-Free Arizona Insured Fund's and Delaware Tax-Free California Fund's basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized loss of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund as of the close of business on April 8, 2005 were as follows:

                                                   NET UNREALIZED   ACCUMULATED NET
                                        NET ASSETS  APPRECIATION  REALIZED GAIN/LOSS
                                       -----------  ------------  ------------------
Delaware Tax-Free Arizona Fund         $28,887,777   $1,078,069      $3,053,750*

*Includes prior year capital loss carry forwards

The net assets of Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Fund prior to the Reorganizations were $134,516,467.57 and $46,891,286.79, respectively.

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


8. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005, or at any time during the period.

9. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

10. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund, but may be used with a prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                            Affiliated Officers                              Contact Information
JUDE T. DRISCOLL                             MICHAEL P. BISHOF                                INVESTMENT MANAGER
Chairman                                     Senior Vice President and                        Delaware Management Company
Delaware Investments Family of Funds         Chief Financial Officer                          Philadelphia, PA
Philadelphia, PA                             Delaware Investments Family of Funds
                                             Philadelphia, PA                                 NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                             Delaware Distributors, L.P.
Private Investor                             RICHELLE S. MAESTRO                              Philadelphia, PA
Rosemont, PA                                 Executive Vice President,
                                             Chief Legal Officer and Secretary                SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                  Delaware Investments Family of Funds             DISBURSING AND TRANSFER AGENT
President                                    Philadelphia, PA                                 Delaware Service Company, Inc.
Franklin & Marshall College                                                                   2005 Market Street
Lancaster, PA                                JOHN J. O'CONNOR                                 Philadelphia, PA 19103-7094
                                             Senior Vice President and Treasurer
ANTHONY D. KNERR                             Delaware Investments Family of Funds             FOR SHAREHOLDERS
Managing Director                            Philadelphia, PA                                 800 523-1918
Anthony Knerr & Associates
New York, NY                                                                                  FOR SECURITIES DEALERS AND FINANCIAL
                                                                                              INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                           800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                                WEB SITE
Philadelphia, PA                                                                              www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ
                                             ---------------------------------------------------------------------------------------
                                             Each Fund files its complete schedule of portfolio holdings with the Securities and
                                             Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.
                                             Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii)
                                             on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the
                                             Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                             Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at
                                             http://www.delawareinvestments.com; and (ii) on the Commission's Web site at
                                             http://www.sec.gov.
                                             ---------------------------------------------------------------------------------------

(9269)                                                                                                            Printed in the USA
SA-WEST [2/05] IVES 4/05                                                                                                      J10087

                                        Delaware
                                        Investments(SM)
                                        --------------------------------------
                                        A member of Lincoln Financial Group(R)

FIXED INCOME

SEMIANNUAL REPORT FEBRUARY 28, 2005
--------------------------------------------------------------------------------

DELAWARE TAX-FREE IDAHO FUND






[LOGO] POWERED BY RESEARCH.(SM)

TABLE
 OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATIONS                                              2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       3

  Statement of Operations                                       6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                11
-----------------------------------------------------------------




Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE
 OF FUND EXPENSES         For the Period September 1, 2004 to February 28, 2005


As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE TAX-FREE IDAHO FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning    Ending        Annualized   Expense
                                                            Account     Account        Expense   Paid During
                                                             Value       Value          Ratio      Period
                                                             9/1/04     2/28/05                   9/1/04 to
                                                                                                   2/28/05
------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,024.90         0.86%      $4.32
Class B                                                     1,000.00    1,021.10         1.61%       8.07
Class C                                                     1,000.00    1,021.10         1.61%       8.07
------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Class A                                                    $1,000.00   $1,020.53         0.86%      $4.31
Class B                                                     1,000.00    1,016.81         1.61%       8.05
Class C                                                     1,000.00    1,016.81         1.61%       8.05
------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATIONS                                    As of February 28, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Funds' categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

DELAWARE TAX-FREE IDAHO FUND
------------------------------------------------------------------------
                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                97.63%
------------------------------------------------------------------------
City General Obligation Bonds                                   3.15%
Corporate-Backed Revenue Bonds                                  7.46%
Dedicated Tax & Fees Revenue Bonds                              1.37%
Escrowed to Maturity Bonds                                      2.27%
Higher Education Revenue Bonds                                 13.43%
Hospital Revenue Bonds                                          4.92%
Miscellaneous Revenue Bonds                                     0.63%
Multifamily Housing Revenue Bonds                               1.15%
Municipal Lease Revenue Bonds                                   6.26%
Political Subdivision General Obligation Bonds                  2.68%
Pre-Refunded Bonds                                              7.79%
School District General Obligation Bonds                       15.52%
Single Family Housing Revenue Bonds                             4.89%
Tax Increment/Special Assessment Bonds                          6.16%
Territorial General Obligation Bonds                            2.52%
Territorial Revenue Bonds                                      14.42%
Water & Sewer Revenue Bonds                                     3.01%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          1.11%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.74%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.26%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                        DELAWARE TAX-FREE IDAHO FUND
 OF NET ASSETS                                   February 28, 2005 (Unaudited)

                                                        Principal     Market
                                                          Amount       Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.63%
-------------------------------------------------------------------------------
City General Obligation Bonds - 3.15%
   Nampa Idaho 5.00% 8/1/21 (FGIC)                       $2,475,000  $2,676,539
                                                                     ----------
                                                                      2,676,539
                                                                     ----------
Corporate-Backed Revenue Bonds - 7.46%
   Meridan Economic Development
     Corporation Revenue Refunding
     Industrial Development (Hi-Micro Project)
     5.85% 8/15/11 (AMT)                                  1,250,000   1,281,913
   Nez Perce County Pollution Control Revenue
     Refunding (Potlatch Corporation Project)
     6.00% 10/1/24                                        2,535,000   2,570,058
   Power County Pollution Control Revenue
     Refunding (FMC Corporation Project)
     5.625% 10/1/14                                       2,475,000   2,493,340
                                                                     ----------
                                                                      6,345,311
                                                                     ----------
Dedicated Tax & Fees Revenue Bonds - 1.37%
   Idaho Bond Bank Authority Revenue Series A
     5.00% 9/1/14 (AMBAC)                                   350,000     385,837
     5.00% 9/1/15 (AMBAC)                                   400,000     437,735
     5.00% 9/1/16 (AMBAC)                                   315,000     343,221
                                                                     ----------
                                                                      1,166,793
                                                                     ----------
Escrowed to Maturity Bonds - 2.27%
   Puerto Rico Commonwealth Infrastructure
     Financing Authority Special Series A
     5.375% 10/1/24                                       1,750,000   1,932,035
                                                                     ----------
                                                                      1,932,035
                                                                     ----------
Higher Education Revenue Bonds - 13.43%
   Boise State University Idaho Revenue
     5.00% 4/1/17 (AMBAC)                                   500,000     538,555
     5.00% 4/1/18 (FGIC)                                  1,645,000   1,785,615
     5.125% 4/1/31 (FGIC)                                 1,000,000   1,045,570
   Idaho State University Revenue Refunding
     and Improvement
     5.00% 4/1/20 (FSA)                                   1,130,000   1,207,010
     5.00% 4/1/23 (FSA)                                   2,115,000   2,237,120
   North Idaho College Dormitory Housing
     Certificate of Participation
     6.45% 10/1/16                                        1,000,000   1,050,470
   University of Idaho University Revenue
     Refunding General Series A
     5.00% 4/1/21 (AMBAC)                                 1,150,000   1,232,340
   University of Idaho University Revenue
     Student Fee (Housing Improvements
     Project) 5.25% 4/1/31(FGIC)                          2,195,000   2,333,284
                                                                     ----------
                                                                     11,429,964
                                                                     ----------
Hospital Revenue Bonds - 4.92%
   Idaho Health Facilities Authority Hospital
     Revenue (Bannock Regional Medical
     Center Project) 6.375% 5/1/17                        1,445,000   1,520,415
   (Idaho Elks Rehabilitation Hospital Project)
     5.30% 7/15/18                                          625,000     635,894
     5.45% 7/15/23                                        2,000,000   2,029,819
                                                                     ----------
                                                                      4,186,128
                                                                     ----------
Miscellaneous Revenue Bonds - 0.63%
   Boise City Revenue Refunding Series A
     5.375% 12/1/31(MBIA)                                   500,000     538,885
                                                                     ----------
                                                                        538,885
                                                                     ----------

                                                        Principal     Market
                                                          Amount       Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS (continued)
-------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds - 1.15%
   Idaho State Housing Agency Housing
     Revenue (Park Place Project) Series A
     6.50% 12/1/36 (FHA) (AMT)                           $  960,000 $   981,341
                                                                     ----------
                                                                        981,341
                                                                     ----------
Municipal Lease Revenue Bonds - 6.26%
   Blaine School District #61 Certificate of
     Participation 5.00% 7/30/10 (AMBAC)                  1,000,000   1,088,350
   Boise City Certificate of Participation
     5.375% 9/1/20 (AMT) (FGIC)                           2,100,000   2,245,236
   Idaho State Building Authority
     Building Revenue
     Series A 5.00% 9/1/21 (MBIA)                         1,150,000   1,208,029
     Series B 5.00% 9/1/21 (MBIA)                           750,000     786,683
                                                                     ----------
                                                                      5,328,298
                                                                     ----------
Political Subdivision General Obligation Bonds - 2.68%
   Lemhi County 5.20% 8/1/27 (FSA)                        2,145,000   2,280,671
                                                                     ----------
                                                                      2,280,671
                                                                     ----------
*Pre-Refunded Bonds - 7.79%
   Ada & Canyon Counties Joint School
     District #2 Meridian 5.60% 7/30/12-05                1,125,000   1,152,203
   Ammon Urban Renewal Agency Revenue
     Sub Lien Tax Increment Series B
     6.25% 8/1/18-06                                        445,000     468,131
   Boise City Independent School District
     5.50% 7/30/16-05                                       400,000     413,468
   Idaho Health Facilities Authority Revenue
     (Bonner General Hospital Project)
     6.50% 10/1/28-07                                     1,500,000   1,666,275
   Puerto Rico Commonwealth Public
     Improvement Series A
     5.125% 7/1/31-11                                     1,010,000   1,118,615
   Puerto Rico Public Buildings Authority
     Guaranteed Public Education & Health
     Facilities Series M 5.50% 7/1/21-05                    445,000     450,051
   University of Idaho University Revenue
     Student Fee (Telecommunications)
     5.85% 4/1/11-06 (FSA)                                1,300,000   1,360,463
                                                                     ----------
                                                                      6,629,206
                                                                     ----------
School District General Obligation Bonds - 15.52%
   Ada & Canyon Counties Joint School
     District #2 Meridan
     5.00% 7/30/20                                        2,155,000   2,306,433
     5.125% 7/30/19                                       1,005,000   1,090,596
     5.50% 7/30/16                                        1,305,000   1,516,214
   Bannock County School District #025
     (Pocatello School Board
     Guaranteed Program)
     5.00% 8/15/15                                        1,040,000   1,143,886
   Canyon County School District #132
     5.00% 7/30/15 (FGIC)                                 2,000,000   2,216,340
   Kootenai County School District
     5.00% 8/15/16                                          740,000     817,078
     5.00% 8/15/18                                          840,000     918,380
   Power & Cassia Counties Joint School
     District #381 (American Falls Project)
     5.00% 8/1/17                                         1,155,000   1,248,705

STATEMENT                                        DELAWARE TAX-FREE IDAHO FUND
 OF NET ASSETS (Continued)                       February 28, 2005 (Unaudited)

                                                        Principal     Market
                                                          Amount       Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS (continued)
-------------------------------------------------------------------------------
School District General Obligation Bonds (continued)
   Twin Falls County School District #414
     5.00% 8/15/17                                         $440,000  $  484,026
     5.00% 8/15/18                                          450,000     493,070
     5.00% 8/15/19                                          470,000     512,949
     5.125% 8/15/16                                         410,000     458,134
                                                                     ----------
                                                                     13,205,811
                                                                     ----------
Single Family Housing Revenue Bonds - 4.89%
   Idaho Housing & Finance Association
     Single Family Mortgage
     Series A Class I 5.55% 1/1/33 (AMT)                    275,000     284,474
     Series A-2 Class I 5.20% 1/1/34 (AMT)                  330,000     336,725
     Series C Class I 5.55% 1/1/33 (AMT)                    390,000     403,436
     Series C Class III 5.35% 1/1/25 (AMT)                  360,000     369,367
     Series D Class III 5.45% 7/1/23 (AMT)                1,500,000   1,562,189
     Series E Class I
     5.35% 1/1/33 (AMT)                                     235,000     241,047
     5.45% 1/1/31 (AMT)                                      25,000      25,769
   Idaho State Housing Agency
     Single Family Mortgage
     Series A 6.05% 7/1/13 (AMT)
     (AMBAC) (FHA) (VA)                                      90,000      90,690
     Series A 6.10% 7/1/16 (AMT) (FHA) (VA)                 125,000     126,043
   **Series A-1 6.85% 7/1/12 (AMT)                           10,000      10,005
     Series B 6.45% 7/1/15 (AMT) (FHA) (VA)                  50,000      51,062
     Series C-2 6.35% 7/1/15 (AMT)                           55,000      56,166
     Series E-1 6.60% 7/1/11                                 20,000      20,011
     Series E 6.35% 7/1/15 (AMT) (FHA)                      105,000     107,627
     Series G-2 6.15% 7/1/15 (AMT) (FHA) (VA)               470,000     480,871
                                                                     ----------
                                                                      4,165,482
                                                                     ----------
Tax Increment /Special Assessment Bonds - 6.16%
   Boise Urban Renewal Agency Parking
     Revenue Refunding Tax Increment
     Series A 6.125% 9/1/15                               2,235,000   2,335,440
     Series B 6.125% 9/1/15                               1,815,000   1,896,565
   Bonner County Local Improvement
     District #93-1
     6.20% 4/30/05                                          150,000     150,923
     6.35% 4/30/06                                          185,000     186,116
     6.40% 4/30/07                                          195,000     196,112
     6.50% 4/30/08                                          110,000     110,591
     6.50% 4/30/10                                          100,000     100,470
   Coeur D'Alene Local Improvement District #6
     Series 1995 6.00% 7/1/09                                85,000      85,655
     Series 1996 6.05% 7/1/10                                90,000      90,677
     Series 1997 6.10% 7/1/12                                40,000      40,252
     Series 1998 6.10% 7/1/14                                45,000      45,260
                                                                     ----------
                                                                      5,238,061
                                                                     ----------
Territorial General Obligation Bonds - 2.52%
   Puerto Rico Commonwealth Public
     Improvement Series A 5.00% 7/1/34                    1,000,000   1,035,420
   **Puerto Rico Public Finance Corporation
     Commonwealth Appropriation Series A
     (LOC Puerto Rico Government Bank)
     5.75% 8/1/27                                         1,000,000   1,112,250
                                                                     ----------
                                                                      2,147,670
                                                                     ----------

                                                        Principal     Market
                                                          Amount       Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS (continued)
-------------------------------------------------------------------------------
Territorial Revenue Bonds - 14.42%
   Puerto Rico Commonwealth Highway &
     Transportation Authority
     Highway Revenue
     Series D 5.25% 7/1/38                               $1,000,000  $1,051,490
     Series G 5.00% 7/1/33                                2,000,000   2,060,380
     Series W 5.50% 7/1/15                                  175,000     196,887
     Series Y 5.00% 7/1/36                                2,000,000   2,075,340
   Puerto Rico Commonwealth Public
     Improvement Series A 5.125% 7/1/31                   1,990,000   2,062,277
   Puerto Rico Electric Power Authority
     Power Revenue
     Series II 5.25% 7/1/31                               1,000,000   1,061,620
     Series DD 4.50% 7/1/19 (FSA)                         2,000,000   2,062,620
     Series NN 5.125% 7/1/29                                500,000     523,985
   Virgin Islands Public Finance Authority
     Revenue Senior Lien Matching Fund
     Loan Series A
     5.25% 10/1/20                                          500,000     535,165
     5.25% 10/1/21                                          500,000     534,355
     5.25% 10/1/24                                          100,000     105,986
                                                                     ----------
                                                                     12,270,105
                                                                     ----------
Water & Sewer Revenue Bonds - 3.01%
   Chubbuck Water Revenue Certificate of
     Participation
     6.35% 4/1/08                                           125,000     125,350
     6.40% 4/1/10                                           135,000     135,338
   Moscow Sewer Revenue
     5.00% 11/1/22 (FSA)                                  2,175,000   2,303,977
                                                                     ----------
                                                                      2,564,665
                                                                     ----------
 TOTAL MUNICIPAL BONDS
   (cost $79,789,536)                                                83,086,965
                                                                     ==========

                                                         Number of
                                                            Shares
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.11%
-------------------------------------------------------------------------------
 Dreyfus Tax-Exempt Cash
  Management Fund                                           942,659     942,659
                                                                     ----------
TOTAL SHORT-TERM INVESTMENTS
   (cost $942,659)                                                      942,659
                                                                     ----------
TOTAL MARKET VALUE OF SECURITIES - 98.74%
   (cost $80,732,195)                                                84,029,624
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 1.26%                                         1,075,785
                                                                     ----------
NET ASSETS APPLICABLE TO 7,369,151
   SHARES OUTSTANDING - 100.00%                                     $85,105,409
                                                                     ==========

Net Asset Value - Delaware Tax-Free Idaho Fund
   Class A ($58,323,934 / 5,048,879 Shares)                              $11.55
                                                                         ------
Net Asset Value - Delaware Tax-Free Idaho Fund
   Class B ($11,762,856 / 1,019,594 Shares)                              $11.54
                                                                         ------
Net Asset Value - Delaware Tax-Free Idaho Fund
   Class C ($15,018,619 / 1,300,678 Shares)                              $11.55
                                                                         ------

STATEMENT                                        DELAWARE TAX-FREE IDAHO FUND
 OF NET ASSETS (Continued)                       February 28, 2005 (Unaudited)

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
 (unlimited authorization - no par)                                 $82,170,013
Distributions in excess of net investment income                        (11,300)
Accumulated net realized loss on investments                           (350,733)
Net unrealized appreciation of investments                            3,297,429
                                                                    -----------
Total net assets                                                    $85,105,409
                                                                    ===========

 * Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

 **Variable Rate Notes. The interest rate shown is the rate as of February 28, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by the Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
VA - Insured by the Veterans Administration

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE TAX-FREE IDAHO FUND
Net asset value Class A (A)                                              $11.55
Sales charge (4.50% of offering price) (B)                                 0.54
                                                                         ------
Offering price                                                           $12.09
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENT
 OF OPERATIONS                    Six Months Ended February 28, 2005 (Unaudited)

                                                                      Delaware
                                                                      Tax-Free
                                                                     Idaho Fund

INVESTMENT INCOME:
  Interest                                                           $2,002,894
                                                                     ----------
EXPENSES:
  Management fees                                                       230,322
  Distribution expenses -- Class A                                       70,904
  Distribution expenses -- Class B                                       60,570
  Distribution expenses -- Class C                                       75,091
  Dividend disbursing and transfer agent fees and expenses               26,548
  Legal and professional fees                                            14,684
  Accounting and administration expenses                                 13,925
  Reports and statements to shareholders                                  9,079
  Custodian fees                                                          2,351
  Trustees' fees                                                          2,308
  Registration fees                                                       2,131
  Pricing fees                                                            1,628
  Other                                                                   2,086
                                                                     ----------
                                                                        511,627
  Less expenses absorbed or waived                                      (48,037)
  Less expenses paid indirectly                                            (184)
                                                                     ----------
  Total expenses                                                        463,406
                                                                     ----------
NET INVESTMENT INCOME                                                 1,539,488

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                      375,409
  Net change in unrealized appreciation/depreciation of investments      38,894
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         414,303
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,953,791
                                                                     ==========

See accompanying notes

STATEMENTS
 OF CHANGES IN NET ASSETS

                                                                             Delaware Tax-Free
                                                                                 Idaho Fund

                                                                         Six Months         Year
                                                                           Ended           Ended
                                                                          2/28/05         8/31/04
                                                                        (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                                  $ 1,539,488     $ 3,351,319
 Net realized gain on investments                                           375,409          90,044
 Net change in unrealized
  appreciation/depreciation of investments                                   38,894       2,586,497
                                                                        -----------     -----------
 Net increase in net assets resulting from operations                     1,953,791       6,027,860
                                                                        -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A                                                                (1,110,764)     (2,251,688)
  Class B                                                                  (192,249)       (517,449)
  Class C                                                                  (237,942)       (595,401)
                                                                        -----------     -----------
                                                                         (1,540,955)     (3,364,538)
                                                                        -----------     -----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class A                                                                 4,510,146      10,915,660
  Class B                                                                   173,697         568,680
  Class C                                                                 1,464,140       5,705,800

Net asset value of shares issued upon
  reinvestment of dividends and distributions:
  Class A                                                                   714,940       1,441,777
  Class B                                                                   108,535         296,540
  Class C                                                                   145,703         353,346
                                                                        -----------     -----------
                                                                          7,117,161      19,281,803
                                                                        -----------     -----------
Cost of shares repurchased:
  Class A                                                                (2,751,528)    (10,140,886)
  Class B                                                                (1,624,729)     (5,132,398)
  Class C                                                                (1,705,481)     (7,793,040)
                                                                        -----------     -----------
                                                                         (6,081,738)    (23,066,324)
                                                                        -----------     -----------
Increase (decrease) in net assets derived
  from capital share transactions                                         1,035,423      (3,784,521)
                                                                        -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS                                     1,448,259      (1,121,199)

NET ASSETS:
  Beginning of period                                                    83,657,150      84,778,349
                                                                        -----------     -----------
  End of period(1)                                                      $85,105,409     $83,657,150
                                                                        ===========     ===========

(1)Including distribution in excess of net
      investment income                                                 $   (11,300)    $   (11,301)
                                                                        ===========     ===========


See accompanying notes

FINANCIAL
 HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                DELAWARE TAX-FREE IDAHO FUND CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                             Year Ended
                                                             2/28/05(2)   8/31/04      8/31/03   8/31/02(1)     8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.490     $11.140      $11.320     $11.260      $10.730     $10.940

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.224       0.478        0.497       0.522        0.541       0.541
Net realized and unrealized gain (loss) on investments          0.060       0.353       (0.181)      0.059        0.530      (0.210)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.284       0.831        0.316       0.581        1.071       0.331
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.224)     (0.481)      (0.496)     (0.521)      (0.541)     (0.541)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.224)     (0.481)      (0.496)     (0.521)      (0.541)     (0.541)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.550     $11.490      $11.140     $11.320      $11.260     $10.730
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 2.49%       7.58%        2.81%       5.36%       10.24%       3.25%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $58,324     $55,572      $51,682     $45,108      $38,228     $34,674
Ratio of expenses to average net assets                         0.86%       0.97%        0.93%       1.00%        1.00%       1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.98%       0.97%        1.00%       1.03%        1.03%       1.09%
Ratio of net investment income to average net assets            3.92%       4.21%        4.36%       4.69%        4.94%       5.13%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.80%       4.21%        4.29%       4.66%        4.91%       5.04%
Portfolio turnover                                                37%         13%          18%         11%          14%         10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.
(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               DELAWARE TAX-FREE IDAHO FUND CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                          Year Ended
                                                             2/28/05(2)   8/31/04      8/31/03   8/31/02(1)     8/31/01     8/31/00
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.480     $11.130      $11.310     $11.250      $10.720     $10.920

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.181       0.393        0.412       0.439        0.460       0.462
Net realized and unrealized gain (loss) on investments          0.060       0.353       (0.181)      0.059        0.530      (0.200)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.241       0.746        0.231       0.498        0.990       0.262
                                                              -------     -------      -------     -------      -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.181)     (0.396)      (0.411)     (0.438)      (0.460)     (0.462)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.181)     (0.396)      (0.411)     (0.438)      (0.460)     (0.462)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.540     $11.480      $11.130     $11.310      $11.250     $10.720
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 2.11%       6.79%        2.05%       4.58%        9.43%       2.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $11,763     $13,044      $16,801     $14,809      $12,366     $10,320
Ratio of expenses to average net assets                         1.61%       1.72%        1.68%       1.75%        1.75%       1.75%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                        1.73%       1.72%        1.75%       1.78%        1.78%       1.84%
Ratio of net investment income to average net assets            3.17%       3.46%        3.61%       3.94%        4.19%       4.38%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly             3.05%       3.46%        3.54%       3.91%        4.16%       4.29%
Portfolio turnover                                                37%         13%          18%         11%          14%         10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.
(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               DELAWARE TAX-FREE IDAHO FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                               Ended                         Year Ended
                                                            2/28/05(2)    8/31/04      8/31/03    8/31/02(1)    8/31/01     8/31/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.490     $11.130      $11.310     $11.250      $10.720     $10.920

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.181       0.393        0.413       0.439        0.460       0.462
Net realized and unrealized gain (loss) on investments          0.060       0.362       (0.181)      0.059        0.530      (0.200)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.241       0.755        0.232       0.498        0.990       0.262
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.181)     (0.395)      (0.412)     (0.438)      (0.460)     (0.462)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.181)     (0.395)      (0.412)     (0.438)      (0.460)     (0.462)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.550     $11.490      $11.130     $11.310      $11.250     $10.720
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 2.11%       6.87%        2.05%       4.57%        9.43%       2.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $15,018     $15,041      $16,296      $9,829       $4,931      $3,621
Ratio of expenses to average net assets                         1.61%       1.72%        1.68%       1.75%        1.75%       1.75%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                        1.73%       1.72%        1.75%       1.78%        1.78%       1.84%
Ratio of net investment income to average net assets            3.17%       3.46%        3.61%       3.94%        4.19%       4.38%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly             3.05%       3.46%        3.54%       3.91%        4.16%       4.29%
Portfolio turnover                                                37%         13%          18%         11%          14%         10%


(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.
(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES
 TO FINANCIAL STATEMENTS                           February 28, 2005 (Unaudited)

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to the Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund (each a "Fund" or collectively as the "Funds"). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly." The amount of these expenses for the six months ended February 28, 2005 were as follows:
                              Delaware
                              Tax-Free
                               Idaho
                               Fund
                             ---------
Earnings credits               $184

NOTES
 TO FINANCIAL STATEMENTS (CONTINUED)



2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                         Delaware Tax-Free
                                                             Idaho Fund
                                                         ------------------
On the first $500 million                                       0.55%
On the next $500 million                                        0.50%
On the next $1.5 billion                                        0.45%
In excess of $2.5 billion                                      0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through December 29, 2005, as shown below.

                                                         Delaware Tax-Free
                                                              Idaho Fund
                                                         ------------------
The operating expense limitation as a percentage
  of average daily net assets (per annum)                         0.75%
Expiration date                                                10/31/04
Effective November 1, 2004, operating expense
  limitation as a percentage of average
  daily net assets (per annum)                                    0.60%
Expiration date                                                12/29/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2005, the Funds had liabilities payable to affiliates as follows:

                                                         Delaware Tax-Free
                                                             Idaho Fund
                                                         ------------------
Investment management fee payable to DMC                       $36,065
Dividend disbursing, transfer agent,
  accounting and administration fees
  and other expenses payable to DSC                              6,673
Other expenses payable to DMC and affiliates*                   38,102

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including in-house legal services provided to the Funds by DMC employees. For the six months ended February 28, 2005, the Funds' costs were as follows:

                                                          Delaware Tax-Free
                                                              Idaho Fund
                                                         ------------------
                                                                $2,334

For the six months ended February 28,2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                          Delaware Tax-Free
                                                              Idaho Fund
                                                         ------------------
                                                               $16,139

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


3. INVESTMENTS
For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                   Delaware Tax-Free
                                                       Idaho Fund
                                                  -------------------
Purchases                                             $17,208,542
Sales                                                  14,669,689

At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                   Delaware Tax-Free
                                                       Idaho Fund
                                                  -------------------
Cost of investments                                   $80,723,762
                                                      ===========
Aggregate unrealized appreciation                      $3,319,666
Aggregate unrealized depreciation                         (13,805)
                                                      -----------
Net unrealized appreciation                            $3,305,861
                                                      ===========
4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                                   Delaware Tax-Free
                                                       Idaho Fund
                                                 --------------------
                                                 Six Months     Year
                                                   Ended        Ended
                                                   2/28/05     8/31/04
Tax-exempt income                                $1,540,955  $3,364,538

*Tax information for the six months ended February 28, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                                     Delaware Tax-Free
                                                         Idaho Fund
                                                    -------------------
Shares of beneficial interest                           $82,170,013
Distributions in excess of net investment income            (11,300)
Capital loss carryforwards                                 (359,165)
Net unrealized appreciation of investments                3,305,861
                                                        -----------
Net assets                                              $85,105,409
                                                        ===========

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended February 28, 2005, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                                     Delaware Tax-Free
                                                        Idaho Fund
                                                   --------------------
Undistributed net investment income                        $1,468
Accumulated realized gain (loss)                           (1,468)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such Capital loss carryforward amounts remaining at February 28, 2005 will expire as follows:

                                                    Delaware Tax-Free
                                                        Idaho Fund
Year of expiration                                 --------------------
  2008                                                   $     --
  2009                                                    567,949
  2010                                                    166,949
                                                         --------
  Total                                                  $734,799
                                                         ========

For the six months ended February 28, 2005, each Fund had net capital gains which may be offset by the capital loss carryforwards.

                                                    Delaware Tax-Free
                                                        Idaho Fund
                                                   -------------------
                                                         $375,634

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)



5. CAPITAL SHARES
Transactions in capital shares were as follows:
                                                     Delaware Tax-Free
                                                         Idaho Fund
                                                ---------------------------
                                                 Six Months         Year
                                                   Ended            Ended
                                                  2/28/05          8/31/04
Shares sold:
  Class A                                         390,524          959,480
  Class B                                          15,057           49,989
  Class C                                         126,810          500,928

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                          61,853          126,438
  Class B                                           9,403           26,030
  Class C                                          12,613           30,983
                                                ---------       ----------
                                                  616,260        1,693,848
                                                ---------       ----------
Shares repurchased:
  Class A                                        (238,104)        (891,158)
  Class B                                        (141,063)        (449,807)
  Class C                                        (147,828)        (686,432)
                                                ---------       ----------
                                                 (526,995)      (2,027,397)
                                                ---------       ----------
Net increase (decrease)                            89,265         (333,549)
                                                =========       ==========

For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                       Six Months
                                                          Ended                                         Year Ended
                                                         2/28/05                                          8/31/04
                                   Class B Shares     Class A Shares       Value     Class B Shares   Class A Shares     Value
                                   --------------     --------------       -----     --------------   --------------     -----
Delaware Tax-Free Idaho Fund            29,665             29,640         $341,750         98,429         98,324      $1,112,227

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)



6. PROXY RESULTS (UNAUDITED)
The shareholders of Voyageur Mutual Funds and Voyageur Investment Trust (each, a "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                              VOYAGEUR MUTUAL FUNDS
                                   ------------------------------------------
                                                             SHARES VOTED
                                   SHARES VOTED FOR        WITHHELD AUTHORITY
-----------------------------------------------------------------------------
Thomas L. Bennett                   20,895,278.656             360,093.724
-----------------------------------------------------------------------------
Jude T. Driscoll                    20,914,639.656             340,732.724
-----------------------------------------------------------------------------
John A. Fry                         20,894,793.656             360,578.724
-----------------------------------------------------------------------------
Anthony D. Knerr                    20,894,488.656             360,883.724
-----------------------------------------------------------------------------
Lucinda S. Landreth                 20,879,031.656             376,340.724
-----------------------------------------------------------------------------
Ann R. Leven                        20,857,874.656             397,497.724
-----------------------------------------------------------------------------
Thomas F. Madison                   20,905,985.656             349,386.724
-----------------------------------------------------------------------------
Janet L. Yeomans                    20,859,670.656             395,701.724
-----------------------------------------------------------------------------
J. Richard Zecher                   20,914,639.656             340,732.724
-----------------------------------------------------------------------------

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                          For            Against      Abstain
                                         ----           --------     --------
Delaware Tax-Free Idaho Fund        3,765,615.250     135,204.989   172,764.949

7. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005 or at any time during the period.

8. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements are unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
-----------------------------------
A member of Lincoln Financial Group(R)



This semiannual report is for the information of Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Idaho Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                          CONTACT INFORMATION
JUDE T. DRISCOLL                            MICHAEL P. BISHOF                            INVESTMENT MANAGER
Chairman                                    Senior Vice President and                    Delaware Management Company
Delaware Investments Family of Funds        Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                            Delaware Investments Family of Funds
                                            Philadelphia, PA                             NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                        Delaware Distributors, L.P.
Private Investor                            RICHELLE S. MAESTRO                          Philadelphia, PA
Rosemont, PA                                Executive Vice President,
                                            Chief Legal Officer and Secretary            SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                 Delaware Investments Family of Funds         DISBURSING AND TRANSFER AGENT
President                                   Philadelphia, PA                             Delaware Service Company, Inc.
Franklin & Marshall College                                                              2005 Market Street
Lancaster, PA                               JOHN J. O'CONNOR                             Philadelphia, PA 19103-7094
                                            Senior Vice President and Treasurer
ANTHONY D. KNERR                            Delaware Investments Family of Funds         FOR SHAREHOLDERS
Managing Director                           Philadelphia, PA                             800 523-1918
Anthony Knerr & Associates
New York, NY                                                                             FOR SECURITIES DEALERS AND FINANCIAL
                                                                                         INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                      800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                           WEB SITE
Philadelphia, PA                                                                         www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ


--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9276)                                                       Printed in the USA
SA-CORN [2/05] IVES 4/05                                                 J10078

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

FIXED INCOME

SEMIANNUAL REPORT FEBRUARY 28, 2005
--------------------------------------------------------------------------------

                   DELAWARE TAX-FREE NEW YORK FUND





[LOGO]  POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS


------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
------------------------------------------------------------------
SECTOR ALLOCATIONS                                              3
------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      4

  Statements of Operations                                      6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                11
------------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                    For the Period September 1, 2004 - April 29, 2005
  OF EXPENSE CALCULATION



As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DISCLOSURE                    For the Period September 1, 2004 - April 29, 2005
  OF EXPENSE CALCULATION (CONTINUED)


DELAWARE TAX FREE NEW YORK FUND(2)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                      Expenses
                                 Beginning   Ending                 Paid During
                                  Account    Account   Annualized      Period
                                   Value      Value      Expense      9/1/04 to
                                   9/1/04    2/28/05      Ratio        2/28/05
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $1,000.00   $1,033.70     0.60%        $3.05
Class B                           1,000.00    1,030.00     1.35%         6.85
Class C                           1,000.00    1,030.00     1.35%         6.85
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                          $1,000.00   $1,020.00     0.60%        $3.03
Class B                           1,000.00    1,018.25     1.35%         6.81
Class C                           1,000.00    1,018.25     1.35%         6.81
--------------------------------------------------------------------------------

(2) Effective November 1, 2004, the Fund's manager decreased contractual expense waivers in effect for the Fund, causing the expense paid by the Fund to increase. Had the new expense waivers been in effect during the period the Fund's expense analysis would be as follows:

                                                                      Expenses
                                 Beginning   Ending                 Paid During
                                  Account    Account   Annualized      Period
                                   Value      Value      Expense      9/1/04 to
                                   9/1/04    2/28/05      Ratio        2/28/05
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $1,000.00   $1,033.70     0.65%        $3.28
Class B                           1,000.00    1,030.00     1.40%         7.05
Class C                           1,000.00    1,030.00     1.40%         7.05
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                          $1,000.00   $1,021.57     0.65%        $3.26
Class B                           1,000.00    1,017.85     1.40%         7.00
Class C                           1,000.00    1,017.85     1.40%         7.00
--------------------------------------------------------------------------------

SECTOR ALLOCATIONS                                       As of February 28, 2005


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

DELAWARE TAX-FREE NEW YORK FUND
------------------------------------------------------------------------
                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                97.05%
------------------------------------------------------------------------
Airport Revenue Bonds                                           5.89%
City General Obligation Bonds                                   5.83%
Continuing Care/Retirement Revenue Bonds                        2.74%
Corporate-Backed Revenue Bonds                                  3.15%
Dedicated Tax & Fees Revenue Bonds                              6.22%
Higher Education Revenue Bonds                                 12.40%
Hospital Revenue Bonds                                         10.40%
Investor Owned Utilities Revenue Bonds                          8.66%
Miscellaneous Revenue Bonds                                     6.15%
Municipal Lease Revenue Bonds                                   9.29%
Parking Revenue Bonds                                           3.09%
Pre-Refunded Bonds                                             10.48%
Territorial Revenue Bonds                                       9.75%
Water & Sewer Revenue Bonds                                     3.00%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               97.05%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.95%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS                                       DELAWARE TAX-FREE NEW YORK FUND
  OF NET ASSETS                                    February 28, 2005 (Unaudited)


                                                         Principal     Market
                                                          Amount       Value

MUNICIPAL BONDS - 97.05%
Airport Revenue Bonds - 5.89%
  New York City Industrial Development
    (JFK Airis Project) 5.50% 7/1/28 (AMT)                $500,000 $   503,735
  Onondaga County Industrial Development
    Authority Revenue Subordinated
    (Air Cargo Project) 7.25% 1/1/32 (AMT)                 500,000     514,505
                                                                   -----------
                                                                     1,018,240
                                                                   -----------
City General Obligation Bonds - 5.83%
  New York City
    Series C 5.375% 11/15/27                               450,000     476,807
    Series J 5.25% 6/1/28                                  500,000     531,440
                                                                   -----------
                                                                     1,008,247
                                                                   -----------
Continuing Care/Retirement Revenue Bonds - 2.74%
  New York State Dormitory Authority
    Revenue (Chapel Oaks) LOC Allied
    Irish Bank 5.45% 7/1/26                                450,000     472,793
                                                                   -----------
                                                                       472,793
                                                                   -----------
Corporate-Backed Revenue Bonds - 3.15%
**Dutchess County Industrial Development
    Agency Amount (IBM Project)
    5.45% 12/1/29 (AMT)                                    500,000     544,770
                                                                   -----------
                                                                       544,770
                                                                   -----------
Dedicated Tax & Fees Revenue Bonds - 6.22%
  New York State Sales Tax Asset
    Receivables 5.25% 10/15/27 (AMBAC)                     500,000     541,415
  Schenectady Metroplex Development
    Authority Revenue Series A
    5.375% 12/15/21                                        500,000     533,040
                                                                   -----------
                                                                     1,074,455
                                                                   -----------
Higher Education Revenue Bonds - 12.40%
  Amherst Industrial Agency Civic Facilities
    Revenue (UBF Faculty Student
    Housing) Series A 5.75% 8/1/30 (AMBAC)                 200,000     225,898
  Dutchess County Industrial Development
    Agency (Marist College) 5.00% 7/1/20                   500,000     520,550
  New York State Dormitory Authority Revenue
    (Columbia University) Series A
    5.00% 7/1/23                                           500,000     529,755
  (Pratt Institute) 6.00% 7/1/20 (RADIAN)                  500,000     559,919
  (State University) Series B 7.50% 5/15/11                270,000     308,148
                                                                   -----------
                                                                     2,144,270
                                                                   -----------
Hospital Revenue Bonds - 10.40%
  New York State Dormitory Authority Revenue
    (Mental Health) Series D 5.90% 2/15/12                 250,000     268,125
  (Millard Fillmore Hospital) 5.375% 2/1/32
    (AMBAC) (FHA)                                          450,000     473,414
  (North Shore Long Island Jewish
    Group Project) 5.50% 5/1/33                            500,000     528,420
  (Winthrop South Nassau Hospital)
    Series B 5.50% 7/1/23                                  500,000     528,719
                                                                   -----------
                                                                     1,798,678
                                                                   -----------
Investor Owned Utilities Revenue Bonds - 8.66%
  New York City Industrial Development Agency
    (Brooklyn Navy Yard Cogen Partners)
    5.75% 10/1/36 (AMT)                                    450,000     435,416
  New York State Energy Research &
    Development Authority Pollution
    Control Revenue (Central Hudson Gas)
    Series A 5.45% 8/1/27 (AMBAC)                          500,000     542,810

                                                         Principal     Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
Investor Owned Utilities Revenue Bonds (continued)
  Suffolk County Industrial Agency
    Development Revenue (Keyspan-Port
    Jefferson Project) 5.25% 6/1/27 (AMT)                $ 500,000 $   518,640
                                                                   -----------
                                                                     1,496,866
                                                                   -----------
Miscellaneous Revenue Bonds - 6.15%
  Battery Park City Authority New York
    Revenue Series A 5.00% 11/1/26                         500,000     526,385
    New York State Municipal Bond
    Bank Agency Special School
    Purpose Revenue Series C
    5.25% 6/1/22                                           500,000     537,005
                                                                   -----------
                                                                     1,063,390
                                                                   -----------
Municipal Lease Revenue Bonds - 9.29%
  Albany Industrial Development Agency
    Civic Facility Revenue (Charitable
    Leadership Project) Series A
    5.75% 7/1/26                                           500,000     514,800
  New York State Dormitory Authority
    Lease 5.375% 5/15/21                                   500,000     539,165
  Tobacco Settlement Financing Series B-1C
    5.50% 6/1/21                                           500,000     551,720
                                                                   -----------
                                                                     1,605,685
                                                                   -----------
Parking Revenue Bonds - 3.09%
  Albany, New York Parking Authority
    Revenue Series A 5.625% 7/15/25                        500,000     533,915
                                                                   -----------
                                                                       533,915
                                                                   -----------
*Pre-Refunded Bonds - 10.48%
  Metropolitan Transportation Authority
    New York Dedicated Tax Series A
    6.125% 4/1/17-10 (FGIC)                              1,000,000   1,145,240
  New York State Dormitory Authority
    Revenue (State University) Series B
    7.50% 5/15/11-09                                       130,000     155,221
  New York State Thruway Authority
    Service Contract Revenue Local
    Highway & Bridge 6.25% 4/1/14-05                       500,000     511,900
                                                                   -----------
                                                                     1,812,361
                                                                   -----------
Territorial Revenue Bonds - 9.75%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Highway Revenue
    Series Y 5.50% 7/1/36                                  475,000     525,170
  Puerto Rico Electric Power Authority
    Power Revenue
    Series II 5.25% 7/1/31                                 500,000     530,810
    Series NN 5.125% 7/1/29                                600,000     628,782
                                                                   -----------
                                                                     1,684,762
                                                                   -----------
Water & Sewer Revenue Bonds - 3.00%
  New York City Municipal Water Finance
    Authority Water & Sewer System
    Revenue Series A 5.125% 6/15/34                        500,000     519,065
                                                                   -----------
                                                                       519,065
                                                                   -----------
Total Municipal Bonds
  (cost $15,775,966)                                                16,777,497
                                                                   -----------

STATEMENTS                                       DELAWARE TAX-FREE NEW YORK FUND
  OF NET ASSETS (continued)                        February 28, 2005 (Unaudited)




                                                                     Market
                                                                     Value

TOTAL MARKET VALUE OF SECURITIES - 97.05%
  (cost $15,775,966)                                               $16,777,497
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.95%                                           510,283
                                                                   -----------

NET ASSETS APPLICABLE TO 1,633,000
  SHARES OUTSTANDING - 100.00%                                     $17,287,780
                                                                   ===========

Net Asset Value - Delaware Tax-Free New York
  Fund Class A ($12,095,542 / 1,141,901 Shares)                         $10.59
                                                                        ------

Net Asset Value - Delaware Tax-Free New York
  Fund Class B ($2,948,794 / 278,902 Shares)                            $10.57
                                                                        ------

Net Asset Value - Delaware Tax-Free New York Fund
  Class C ($2,243,444 / 212,197 Shares)                                 $10.57
                                                                        ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                               $16,543,532
Distribution in excess of net investment income                           (655)
Accumulated net realized loss on investments                          (256,628)
Net unrealized appreciation of investments                           1,001,531
                                                                   -----------
Total net assets                                                   $17,287,780
                                                                   ===========

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
LOC - Letter of Credit
RADIAN - Insured by Radian Asset Assurance

  * Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

 ** Variable Rate Notes. The interest rate shown is the rate as of February 28, 2005.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE TAX-FREE NEW YORK FUND
Net asset value Class A (A)                                             $10.59
Sales charge (4.50% of offering price) (B)                                0.50
                                                                        ------
Offering price                                                          $11.09
                                                                        ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                        Six Months Ended February 28, 2005 (Unaudited)
  OF OPERATIONS



                                                                     Delaware
                                                                     Tax-Free
                                                                   New York Fund

INVESTMENT INCOME:
  Interest                                                            $422,549
                                                                      --------

EXPENSES:
  Management fees                                                       46,318
  Dividend disbursing and transfer agent fees and expenses               6,373
  Distribution expenses -- Class A                                      14,557
  Distribution expenses -- Class B                                      14,796
  Distribution expenses -- Class C                                      11,326
  Accounting and administration expenses                                 2,800
  Registration fees                                                      3,600
  Reports and statements to shareholders                                 3,151
  Legal and professional fees                                            3,138
  Custodian fees                                                           795
  Trustees' fees                                                           451
  Pricing fees                                                             645
  Other                                                                  1,250
                                                                      --------
                                                                       109,200
  Less expenses absorbed or waived                                     (38,391)
  Less expenses paid indirectly                                           (606)
                                                                      --------
  Total expenses                                                        70,203
                                                                      --------
NET INVESTMENT INCOME                                                  352,346
                                                                      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                      39,627
  Net change in unrealized appreciation/depreciation of investments    150,971
                                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 190,598
                                                                      --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $542,944
                                                                      ========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS


                                                          Delaware Tax-Free
                                                            New York Fund
                                                       Six Months       Year
                                                          Ended         Ended
                                                         2/28/05       8/31/04
                                                       (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                               $   352,346   $   758,981
  Net realized gain on investments                         39,627        23,833
  Net change in unrealized
    appreciation/depreciation of investments              150,971       384,949
                                                      -----------   -----------
  Net increase in net assets resulting from operations    542,944     1,167,763
                                                      -----------   -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                              (256,594)     (536,326)
    Class B                                               (54,224)     (115,354)
    Class C                                               (41,528)     (107,301)
                                                      -----------   -----------
                                                         (352,346)     (758,981)
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                               676,524       663,736
    Class B                                               195,202       261,706
    Class C                                                19,937       339,030

  Net asset value of shares issued upon reinvestment
   of dividends and distributions:
    Class A                                               189,660       390,134
    Class B                                                26,427        55,477
    Class C                                                 9,859        41,443
                                                      -----------   -----------
                                                        1,117,609     1,751,526
                                                      -----------   -----------
  Cost of shares repurchased:
    Class A                                              (423,962)   (1,250,287)
    Class B                                              (164,726)     (780,069)
    Class C                                              (141,571)     (922,249)
                                                      -----------   -----------
                                                         (730,259)   (2,952,605)
                                                      -----------   -----------
Increase (decrease) in net assets derived
  from capital share transactions                         387,350    (1,201,079)
                                                      -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS                     577,948      (792,297)

NET ASSETS:
  Beginning of period                                  16,709,832    17,502,129
                                                      -----------   -----------
  End of period                                       $17,287,780   $16,709,832
                                                      -----------   -----------
  (Distributions in excess of net investment income)  $      (655)  $      (655)
                                                      ===========   ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free New York Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/28/05(2)    8/31/04      8/31/03   8/31/02(1)     8/31/01     8/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.470     $10.220      $10.340     $10.350       $9.820      $9.880

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.230       0.479        0.484       0.503        0.523       0.535
Net realized and unrealized gain (loss) on investments          0.120       0.250       (0.120)     (0.010)       0.530      (0.060)
                                                              -------     -------      -------     -------      -------      ------
Total from investment operations                                0.350       0.729        0.364       0.493        1.053       0.475
                                                              -------     -------      -------     -------      -------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.230)     (0.479)      (0.484)     (0.503)      (0.523)     (0.535)
                                                              -------     -------      -------     -------      -------      ------
Total dividends and distributions                              (0.230)     (0.479)      (0.484)     (0.503)      (0.523)     (0.535)
                                                              -------     -------      -------     -------      -------      ------

NET ASSET VALUE, END OF PERIOD                                $10.590     $10.470      $10.220     $10.340      $10.350      $9.820
                                                              =======     =======      =======     =======      =======      ======

TOTAL RETURN(3)                                                 3.37%       7.26%        3.56%       4.98%       11.03%       5.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $12,096     $11,523      $11,436      $9,490      $10,169     $10,082
Ratio of expenses to average net assets(4)                      0.60%       0.50%        0.50%       0.50%        0.50%       0.50%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.06%       1.02%        1.05%       1.15%        1.02%       1.25%
Ratio of net investment income to average net assets            4.41%       4.60%        4.65%       4.98%        5.23%       5.58%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.95%       4.08%        1.10%       4.33%        4.71%       4.83%
Portfolio turnover                                                13%         26%          64%         43%          27%         34%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.51%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free New York Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                             Ended                               Year Ended
                                                           2/28/05(2)     8/31/04      8/31/03   8/31/02(1)     8/31/01     8/31/00
                                                          (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.450     $10.200      $10.330     $10.330       $9.810      $9.860

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.191       0.401        0.406       0.426        0.448       0.462
Net realized and unrealized gain (loss) on investments          0.120       0.250       (0.130)                   0.520      (0.050)
                                                              -------     -------      -------     -------      -------      ------
Total from investment operations                                0.311       0.651        0.276       0.426        0.968       0.412
                                                              -------     -------      -------     -------      -------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.191)     (0.401)      (0.406)     (0.426)      (0.448)     (0.462)
                                                              -------     -------      -------     -------      -------      ------
Total dividends and distributions                              (0.191)     (0.401)      (0.406)     (0.426)      (0.448)     (0.462)
                                                              -------     -------      -------     -------      -------      ------

NET ASSET VALUE, END OF PERIOD                                $10.570     $10.450      $10.200     $10.330      $10.330      $9.810
                                                              =======     =======      =======     =======      =======      ======

TOTAL RETURN(3)                                                 3.00%       6.47%        2.69%       4.30%        1.25%       4.41%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,949      $2,858       $3,238      $3,352       $2,507      $1,297
Ratio of expenses to average net assets(4)                      1.35%       1.25%        1.25%       1.25%        1.25%       1.25%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.81%       1.77%        1.80%       1.90%        1.77%       2.00%
Ratio of net investment income to average net assets            3.66%       3.85%        3.90%       4.23%        4.48%       4.83%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.20%       3.33%        3.35%       3.58%        3.96%       4.08%
Portfolio turnover                                                13%         26%          64%         43%          27%         34%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.26%.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free New York Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                              Year Ended
                                                            2/28/05(2)    8/31/04      8/31/03   8/31/02(1)     8/31/01     8/31/00
                                                           (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.450     $10.200      $10.320     $10.330      $ 9.800      $9.860

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.191       0.401        0.406       0.426        0.449       0.462
Net realized and unrealized gain (loss) on investments          0.120       0.250       (0.120)     (0.010)       0.530      (0.060)
                                                              -------     -------      -------     -------      -------      ------
Total from investment operations                                0.311       0.651        0.286       0.416        0.979       0.402
                                                              -------     -------      -------     -------      -------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.191)     (0.401)      (0.406)     (0.426)      (0.449)     (0.462)
                                                              -------     -------      -------     -------      -------      ------
Total dividends and distributions                              (0.191)     (0.401)      (0.406)     (0.426)      (0.449)     (0.462)
                                                              -------     -------      -------     -------      -------      ------

NET ASSET VALUE, END OF PERIOD                                $10.570     $10.450      $10.200     $10.320      $10.330      $9.800
                                                              =======     =======      =======     =======      =======      ======

TOTAL RETURN(3)                                                 3.00%       6.47%        2.79%       4.20%       10.23%       4.31%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,243      $2,329       $2,828      $1,115       $1,206         $66
Ratio of expenses to average net assets(4)                      1.35%       1.25%        1.25%       1.25%        1.25%       1.25%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.81%       1.77%        1.80%       1.90%        1.77%       2.00%
Ratio of net investment income to average net assets            3.66%       3.85%        3.90%       4.23%        4.48%       4.83%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.20%       3.33%        3.35%       3.58%        3.96%       4.08%
Portfolio turnover                                                13%         26%          64%         43%          27%         34%

(1) As required, effective September 1, 2001, the Fund adopted provisions of the AICPA Audit & Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. This change had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Ratios for the years ended August 31, 2003 and 2002, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.26%.

See accompanying notes

NOTES                                              February 28, 2005 (Unaudited)
  TO FINANCIAL STATEMENTS


Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts business trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund, and Delaware Tax-Free Oregon Insured Fund. These financial statements and the related notes pertain to Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, and Delaware Tax-Free New York Fund (each a "Fund" or, collectively, the "Funds"). The Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware
Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund and Delaware Tax-Free New York Fund is to seek as high a level of current income exempt from federal income tax and the state personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Funds' Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.


The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the period ended February 28, 2005 were as follows:

                                                                 Delaware
                                                                 Tax-Free
                                                                 New York
                                                                   Fund
                                                                 --------
Earnings credits                                                   $606

NOTES
  TO FINANCIAL STATEMENTS (continued)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                             Delaware Tax-Free
                                                               New York Fund
                                                             -----------------
  On the first $500 million                                         0.55%
  On the next $500 million                                          0.50%
  On the next $1.5 billion                                          0.45%
  In excess of $2.5 billion                                        0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through March 31, 2006 for the Delaware Tax-Free Florida Fund and Tax-Free Florida Insured Fund and through December 29, 2005 for the Delaware Tax-Free New York Fund, as shown below:

                                                             Delaware Tax-Free
                                                               New York Fund
                                                             -----------------
  The operating expense limitation
    as a percentage of average daily
    net assets (per annum)                                          0.25%
  Expiration date                                                10/31/04

  Effective November 1, 2004, operating expense
    limitation as a percentage of average daily
    net assets (per annum)                                          0.40%
  Expiration date                                                12/29/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement, each Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2005, the Funds had receivables from or liabilities payable to affiliates as follows:

                                                             Delaware Tax-Free
                                                               New York Fund
                                                             -----------------
  Receivable from DMC under expense
    limitation agreement                                             $721
  Investment management fee payable to DMC                             --

  Dividend disbursing, transfer agent fees,
    accounting and administration fees
    and other expenses payable to DSC                              (1,504)
  Other expenses payable to DMC and affiliates*                      (735)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including internal legal services provided to the Funds by DMC employees. For the period ended February 28, 2005, the Funds' costs were as follows:

                                                             Delaware Tax-Free
                                                               New York Fund
                                                             -----------------
                                                                     $470

For the six months ended February 28, 2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                             Delaware Tax-Free
                                                               New York Fund
                                                             -----------------
                                                                   $2,431

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

NOTES
  TO FINANCIAL STATEMENTS (continued)


3. INVESTMENTS
For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                             Delaware Tax-Free
                                                               New York Fund
                                                             -----------------
  Purchases                                                     $1,580,035
  Sales                                                          1,028,750

At February 28, 2005 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                             Delaware Tax-Free
                                                               New York Fund
                                                             -----------------
  Cost of investments                                           $15,775,966
                                                                ===========
  Aggregate unrealized appreciation                             $ 1,014,993
  Aggregate unrealized depreciation                                 (13,462)
                                                                -----------
  Net unrealized appreciation                                   $ 1,001,531
                                                                ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                                           Delaware Tax-Free
                                                             New York Fund
                                                         ---------------------
                                                         Six Months      Year
                                                           Ended        Ended
                                                          2/28/05*     8/31/04
  Tax-exempt income                                       $352,346    $758,981

*Tax information for the six months ended February 28, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                                             Delaware Tax-Free
                                                               New York Fund
                                                             -----------------
  Shares of beneficial interest                                 $16,543,532
  Distributions in excess of net investment income                     (655)
  Capital loss carryforwards                                       (256,628)
  Unrealized appreciation of investments                          1,001,531
                                                                -----------
  Net Assets                                                    $17,287,780
                                                                ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforward amounts remaining at February 28, 2005 will expire as follows:

   Year of                                                   Delaware Tax-Free
 Expiration                                                    New York Fund
 ----------                                                  -----------------
    2008                                                         $     --
    2009                                                          295,049
                                                                 --------
    Total                                                        $295,049
                                                                 ========

For the six months ended February 28, 2005, each Fund had net capital gains, which may be offset to the capital loss carryforwards:

                                                             Delaware Tax-Free
                                                               New York Fund
                                                             -----------------
                                                                  $38,421

NOTES
  TO FINANCIAL STATEMENTS (continued)


5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                          Delaware Tax-Free
                                                            New York Fund
                                                       -----------------------
                                                       Six Months       Year
                                                         Ended          Ended
                                                        2/28/05        8/31/04
  Shares sold:
    Class A                                              63,797         63,547
    Class B                                              18,593         25,411
    Class C                                               1,897         32,641

  Shares issued upon reinvestment of
    dividends and distributions:
    Class A                                              17,954         37,462
    Class B                                               2,506          5,333
    Class C                                                 935          3,978
                                                        -------        -------
                                                        105,682        168,372
                                                        -------        -------

  Shares repurchased:
    Class A                                             (40,228)      (119,945)
    Class B                                              15,580)       (74,808)
    Class C                                             (13,457)       (91,010)
                                                        -------        -------
                                                        (69,265)      (285,763)
                                                        -------        -------
  Net increase (decrease)                                36,417       (117,391)
                                                        -------        -------

For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and value were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                   Six Months Ended                              Year Ended
                                                        2/28/05                                    8/31/04
                                   ----------------------------------------   ----------------------------------------
                                   Class B Shares   Class A Shares   Amount   Class B Shares   Class A Shares   Amount
                                   ----------------------------------------   ----------------------------------------
Delaware Tax-Free New York Fund                 -                -        -       10,006            9,994      105,620

6. PROXY RESULTS
The shareholders of Voyageur Mutual Funds and Voyageur Investment Trust (each, a "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                       Voyageur Mutual Funds
                              ----------------------------------------
                                                       Shares Voted
                              Shares Voted For      Withheld Authority
                              ----------------      ------------------
Thomas L. Bennett              20,895,278.656           360,093.724
Jude T. Driscoll               20,914,639.656           340,732.724
John A. Fry                    20,894,793.656           360,578.724
Anthony D. Knerr               20,894,488.656           360,883.724
Lucinda S. Landreth            20,879,031.656           376,340.724
Ann R. Leven                   20,857,874.656           397,497.724
Thomas F. Madison              20,905,985.656           349,386.724
Janet L. Yeomans               20,859,670.656           395,701.724
J. Richard Zecher              20,914,639.656           340,732.724

NOTES
  TO FINANCIAL STATEMENTS (continued)


2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                              For         Against      Abstain
                                         -------------  -----------  -----------
Delaware Tax-Free New York Fund            721,134.132  202,687.732   72,078.389

8. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005, or at any time during the period.

9. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by each corresponding state's municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

10. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Tax-Free Florida, Delaware Tax-Free Florida Insured, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Florida, Delaware Tax-Free Florida Insured, and Delaware Tax-Free New York Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                        AFFILIATED OFFICERS                     CONTACT INFORMATION

JUDE T. DRISCOLL                         MICHAEL P. BISHOF                       INVESTMENT MANAGER
Chairman                                 Senior Vice President and               Delaware Management Company
Delaware Investments Family of Funds     Chief Financial Officer                 Philadelphia, PA
Philadelphia, PA                         Delaware Investments Family of Funds
                                         Philadelphia, PA                        NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                Delaware Distributors, L.P.
Private Investor                         RICHELLE S. MAESTRO                     Philadelphia, PA
Rosemont, PA                             Executive Vice President,
                                         Chief Legal Officer and Secretary       SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                              Delaware Investments Family of Funds    DISBURSING AND TRANSFER AGENT
President                                Philadelphia, PA                        Delaware Service Company, Inc.
Franklin & Marshall College                                                      2005 Market Street
Lancaster, PA                            JOHN J. O'CONNOR                        Philadelphia, PA 19103-7094
                                         Senior Vice President and Treasurer
ANTHONY D. KNERR                         Delaware Investments Family of Funds    FOR SHAREHOLDERS
Managing Director                        Philadelphia, PA                        800 523-1918
Anthony Knerr & Associates
New York, NY                                                                     FOR SECURITIES DEALERS AND FINANCIAL
                                                                                 INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                              800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                   WEB SITE
Philadelphia, PA                                                                 www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

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Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
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(9271)                                                        Printed in the USA
SA-FLNY [2/05] IVES 4/05                                                  J10083

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS


         Jude T. Driscoll
----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 2, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 2, 2005


         Michael P. Bishof
----------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 2, 2005